Exception Grades
Run Date - 11/8/2024 11:36:56 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Unique Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[redacted]	[redacted]	[redacted]	[redacted]	19875022	XXXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided
Reviewer Comment (2021-07-08): Exception cleared

Seller Comment (2021-07-08): please review

Reviewer Comment (2021-06-29): Closing Statement provided. Please provide complete copy, with all pages, of Subordinate Lien. Exception remains.

Reviewer Comment (2021-06-01): Please provide complete copy, with all pages, of Subordinate Lien. Exception remains.

Reviewer Comment (2021-05-25): Subordinate Note provided is incomplete, page one not found

Reviewer Comment (2021-05-17): Provide page one of subordinate lien with XXXXX dated XX/XX/XX.

Reviewer Comment (2021-05-10): Please provide XXXXX Subordinate Lien.  Exception remains.

Reviewer Comment (2021-05-07): Please provide XXXXX Subordinate Lien.  Exception remains.

Reviewer Comment (2021-04-27): Please provide Subordinate Lien
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
[redacted]	[redacted]	[redacted]	[redacted]	19875022	XXXXX			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to three (3) business days from transaction date of XX/XX/XX.	Loan was disbursed prior to midnight of third business day after consummation. Lender to re-open rescission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery. Note: This exception will not be cleared until expiration of new rescission period.
Reviewer Comment (2021-07-08): LOE, ROR e-E-signed by both borrowers in file.

Seller Comment (2021-07-08): please review

Reviewer Comment (2021-06-14): Please provide PCCD correcting Disbursement Date. Exception remains.

Reviewer Comment (2021-06-03): RTC signing date of XX/XX/XX, expiration date should be XX/XX/XX disbursement date should be XX/XX/XX. Closing statement provided shows settlement date of XX/XX/XX however the pre paid interest is calculated from XX/XX/XX.

Reviewer Comment (2021-06-01): Please provide PCCD correcting Disbursement Date. Exception remains.

Reviewer Comment (2021-05-17): Provide PCCD showing correct disbursement date

Reviewer Comment (2021-05-10): Please provide PCCD, LOX proof of receipt correcting disbursement date. Exception remains.

Reviewer Comment (2021-04-27): Please provide PCCD, LOX proof of receipt correcting disbursement date. Exception remains.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19875022	XXXXX			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	RTC disclosed incorrect transaction and/or expiration date.				Reviewer Comment (2021-07-08): LOE, ROR e-E-signed by both borrowers in file. Reviewer Comment (2021-06-03): RTC transaction date was changed and initialed, however the expiration date was not corrected. Reviewer Comment (2021-05-14): Closing Statement provided showing Settlement date of XX/XX/XX. However, prepaid interest is calculated from XX/XX/XX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19875022	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Missing VOE for borrower's current employment showing breakdown of bonus income used by the lender to qualify.				Reviewer Comment (2021-05-10): Bonus is paid at end of year, bonus paystubs for XXXXX & XXXXX have been provided Reviewer Comment (2021-04-27): Missing VOE for borrower's current employment showing breakdown of bonus income used by the lender to qualify.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
[redacted]	[redacted]	[redacted]	[redacted]	11115470	XXXXX			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Two consecutive months statements are required.				Reviewer Comment (2021-07-19): Another month was provided. Seller Comment (2021-07-01): XX/XX/XX DS: please see attached 2 consecutive months	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11115470	XXXXX			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		Secondary valuation is required.				Reviewer Comment (2021-08-25): Desk review provided. Exception cleared.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11115470	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Delivery of appraisal is not documented.				Reviewer Comment (2021-06-04): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11115470	XXXXX			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate lock is missing.				Reviewer Comment (2021-06-18): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11115470	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - S-Corp Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification.	Third party verification is missing.				Reviewer Comment (2021-07-19): Par rate verified Reviewer Comment (2021-07-19): Third party verification must verify the businesses start date. Seller Comment (2021-07-01): Please see attached VOB and audited P&L.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11115470	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	ATR failure due to insufficient income documentation. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2021-07-19): Par rate verified	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11115470	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2021-07-19): Third party verification provided. Seller Comment (2021-07-07): Please see other QM exceptions that have been responded to. Thank you	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11115470	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of X.XXXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXXX.XX on a Federal Total loan amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $13,682.02 or 1.60325%).	Loan discount points may be removed with evidence of the undiscounted rate and undiscounted rate price,				Reviewer Comment (2021-07-19): Par rate verified Seller Comment (2021-07-07): Please see the attached QM Test. Difference between Par rate (3.874%0) and APOR (3.020%) is less than 15, allowing for 2% in Bona Fide Discount Points ($14,166.25). Pre-Discount Fees ($39,408.75) - Bona Fide Points ($14,166.25) = Total Fees ($25,242.50) / Total Amount Financed ($853,326.01) = 2.958%, which is under the allowable maximum.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11115470	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Please provide evidence that the CD was provided at least 3 business days prior to closing.				Reviewer Comment (2021-07-15): XXXXX received initial CD dated XX/XX/XX, exception cleared. Seller Comment (2021-07-07): Please see the attached initial CD dated and executed XX/XX/XX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11115470	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Most recent return is XXXXX.				Reviewer Comment (2021-06-04): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11115470	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower.	Loan Discount Points Fee was last disclosed as $XXXXX on LE but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2021-07-15): XXXXX received initial CD dated XX/XX/XX, exception cleared. Seller Comment (2021-07-07): Please see the attached Lock Confirmation dated XX/XX/XX. Disclosed along with the initial CD also dated and executed XX/XX/XX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11115470	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.
Reviewer Comment (2021-08-02): Client elects to waive.

Reviewer Comment (2021-07-30): Application date is XX/XX/XX (falls under XX/XX/XX - XX/XX/XX current year) hence as per guideline we require business tax return as well personal tax return for XXXXX. Exception remains.

Seller Comment (2021-07-27): XX/XX/XX.

Reviewer Comment (2021-07-26): If XXXXX tax return not available, please provide tax extension docs to clear the exception. Exception remains.

Seller Comment (2021-07-21): XX/XX/XX DS: Please see attached DU guideline on allowable age of tax returns. If loan disburses prior to XX/XX/XX, XXXXX returns are not required.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2		B		B		B		B		B		CA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11732509	XXXXX			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2021-09-08): Desk review provided. Exception cleared.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11732509	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2021-07-16): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11732509	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October XXXXX Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXXX on Final Closing Disclosure provided on XX/XX/XX not accurate.	Difference between calculated amount used & amount on Final CD is $XXXXX; unable to verify difference.
Reviewer Comment (2022-02-16): Client elects to waive.

Reviewer Comment (2022-02-07): Exception regraded to EV2 as non-escrowed property costs are overdisclosed.

Reviewer Comment (2021-09-30): XXXXX received Post CD and LOX.

Seller Comment (2021-09-29): See attached PCCD, LOE, and XXXXX label

Reviewer Comment (2021-08-12): Final CD reflects total of $XXX; appears HOA dues used were $XXX.

Seller Comment (2021-08-09): XX/XX/XX DL: Please rescind. Please see attached taxes and insurance.  Taxes shown are total $XXXX / 12 = $XXXX per month. HOI shown at $XXXX / 12 = $XXXX per month. HOA dues per the appraisal are $XXXX annual / 12 = $XXXX per month.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11732509	XXXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of ___ is greater than Guideline maximum loan amount of ___.		The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least $XXXXX. Borrower has worked in the same position for more than 3 years.		SitusAMC SitusAMC SitusAMC
Reviewer Comment (2021-09-29): Client elects to waive:802 FICO, XXXXk in residual income & XXXXyrs on job

Reviewer Comment (2021-09-27): Client to review. Locked as XXXXX QM AUS but seller used XXXXX.

Reviewer Comment (2021-08-12): XXXXX QM AUS reflects max loan amount with LTV of 90% is $1.5M.

Seller Comment (2021-08-10): XX/XX/XX DL: Please rescind. Please escalate to XXXXX leadership or provide further clarification. XXXXX product matrix attached indicates that the loan amount is eligible.

Reviewer Comment (2021-08-09): XX/XX/XX Client to review.

Seller Comment (2021-08-09): XX/XX/XX DL: Please rescind. Please see attached XXXXX product matrix. Max loan amount is $XXXXX
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11732509	XXXXX			Property	Valuation	General	Valuation	Valuation Product pending		XXXXX/ 2 days - XXXXX - No MLS Sheets				Reviewer Comment (2021-08-25): XXXXX Provided Exception Cleared Reviewer Comment (2021-08-24): Valuation Received - XX/XX/XX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		TX	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10898596	XXXXX			Credit	Loan Package Documentation	Application / Processing	Property - Appraisal	Valuation Error: APN Number not provided.	-	The top of all pages of the appraisal were cut off. Provide a complete copy of the appraisal.				Reviewer Comment (2021-10-12): Exception cleared.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	B	A	B	A	B	A	B	A		OR	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10898596	XXXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		The file was missing required asset verification. Per guidelines, assets to be used for down payment, closing costs, debt payoff, and reserves must be seasoned for 60 days or sourced. Lender to provide additional statement.				Reviewer Comment (2021-10-26): Documented qualifying Assets for Closing is now more than Cash from Borrower. Exception cleared. Reviewer Comment (2021-10-12): Received AUS in trailing docs and assest are missing from XXXXX. Exception remains.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10898596	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file. Borrower consent provided is dated after document was electronically provided.				Reviewer Comment (2021-11-10): XXXXX received proof of earlier e-0consent. Seller Comment (2021-11-08): please see the econsent and the date the borr recvd Reviewer Comment (2021-10-28): XXXXX The loan application date was XX/XX/XXXX. The consumer went through the E-Consent process on 0XX/XX/XXXX and LE acknowledged date is not present . Please provide proof when borrower received the initial LE or provide earliest E-consent for the same. Reviewer Comment (2021-10-12): Missing proof when borrower received initial LE and E-Sign consent onXX/XX/XXXX. Exceptions remains.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10898596	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $XXXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Rate Lock Fee was last disclosed as $0.00 on LE but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (2021-10-01): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		OR	Primary	Purchase	Final CD evidences Cure	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10898596	XXXXX			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The top of all pages of the appraisal were cut off. Provide a complete copy of the appraisal.				Reviewer Comment (2021-10-14): Received Appraisal Form 1004 Reviewed, associated the document. Exception Cleared Seller Comment (2021-10-13): appraisal was provided on XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	D	A	D	A	D	A	D	A	D	A		OR	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10898596	XXXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		Program guidelines rely on AUS and AUS was not provided. Provide all pages of the DU findings referenced on the 1008.				Reviewer Comment (2021-10-12): Exception cleared.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10898596	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Missing Seller's Closing Disclosure.		Pages 2 and 3 of the seller CD were not provided.				Reviewer Comment (2021-10-12): Exception cleared.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	B	A	B	A	B	A	B	A		OR	Primary	Purchase	Good Faith Redisclosure	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10898596	XXXXX			Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Received AUS in trailing docs and assest are missing from XXXXX' and XXXXX.				Reviewer Comment (2021-10-14): Received two months Bank Statement for XXXXX, XXXXX, associated the document. Exception Cleared	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		OR	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10780954	XXXXX			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXXXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
Reviewer Comment (2021-11-29): Hazard insurance document verified and sufficient coverage , Exception Cleared

Seller Comment (2021-11-24): Please advise you are looking at the Flood insurance policy (XXXXX Residential Flood) not the HOI. I am looking in the package at the homeowners policy I provided in the closed loan package and the coverage A dwelling shows 800,000.00. Policy is Great Bay; Policy ID XXXXX

Reviewer Comment (2021-11-19): Replacement Cost Estimator amount of $798,000 is more than the coverage amount of $350,000. Hence, we have shortfall of $448,000. Please provide an updated Replacement Cost Estimator or HOI policy with sufficient coverage. Exception remains.

Seller Comment (2021-11-18): Please advise the RCE was provided in the closing package with the Homeowners insurance. The Title of it reads " XX/XX/XX XXXXX" the replacement cost value you $798,000.00
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10780954	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page XXX that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Final Closing Disclosure provided on XX/XX/XX disclosed Finance Charge on page XXX in the amount of $XXXXX, due diligence calculates $XXXXX, a variance of -$XXXXX.				Reviewer Comment (2021-12-09): Upon further review the finance charge was disclosed within threshold. Seller Comment (2021-12-08): Hello please see attached email from compliance, can you please provide clarification.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10780954	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing.	The Final Closing Disclosure reflects an Appraisal fee of $XXXXX, the Loan Estimate initially disclosed $XXXXX. A Lender Credit of $XXXXX for increase in Closing Costs is applied at close.				Reviewer Comment (2021-11-12): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14163514	XXXXX			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The file was missing a copy of the final title policy.				Reviewer Comment (2021-12-14): Final Title Policy provided - exception cleared Seller Comment (2021-12-14): Please see attached docs for confirmation of sufficient policy amount	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14163514	XXXXX			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final Title Policy.				Reviewer Comment (2024-10-24): Title provided.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		UT	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14163514	XXXXX			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed XXXXX of title insurance coverage; however this is less than the loan amount of XXXXX . Provide a copy of the final title policy or a supplemental title report verifying title insurance of at least the loan amount.				Reviewer Comment (2021-12-14): Final Title Policy provided - reflects correct coverage amount - exception cleared Seller Comment (2021-12-14): Please see attached docs for confirmation of sufficient policy amount	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14163514	XXXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed XXXXX of title insurance coverage; however this is less than the loan amount of XXXXX . Provide a copy of the final title policy or a supplemental title report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): . Reviewer Comment (2021-11-02): Client elects to waive	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19263525	XXXXX			Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2021-11-16): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19263525	XXXXX			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2021-11-29): XXXXX provided.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19263525	XXXXX			Property	Valuation	General	Valuation	Valuation Product pending		XXXX / 2 days - XXXX - No MLS Sheets				Reviewer Comment (2021-11-29): Received XXXXX Reviewed for subject property secondary valuation updated the details. Exception Cleared Reviewer Comment (2021-11-23): Valuation Received - XX/XX/XX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		CA	Primary	Purchase		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12909796	XXXXX			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2021-11-23): XXXXX Received and input - exception cleared	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	D	A	D	A	D	A	D	A	D	A		GA	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12909796	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXXexceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing.	Transfer Tax Fee was last disclosed as $XXXXX on LE but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (2021-11-15): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12909796	XXXXX			Property	Valuation	General	Valuation	Valuation Product pending		XXXXX/ 2 days - XXXXX - No MLS Sheets				Reviewer Comment (2021-11-23): XXXXX received and Input - exception cleared Reviewer Comment (2021-11-22): Valuation Received - XX/XX/XX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		GA	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14280468	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October XXXXX Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 ofXXXXX on Final Closing Disclosure provided on XX/XX/XX not accurate.	The final CD disclosed the Amount of Total Property Costs over Year 1 as $XXXXX on page XX; however the annual taxes ($XXXXX), homeowners insurance ($XXXXX) and HOA dues ($XXXXX) total are $XXXXX per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXXXX monthly, correct amount is $XXXXX. Provide a post-close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
Reviewer Comment (2021-12-09): XXXXX received proof of tax calculation

Seller Comment (2021-12-08): Tax information

Seller Comment (2021-12-08): XX/XX/XX - MJP: Please see attached tax information for XXXXX taxes as proof of discounted taxes in the amount of $XXXXX.

Reviewer Comment (2021-12-07): No additional documentation provided to clear; exception remains

Seller Comment (2021-12-06): XX/XX/XX - MJP: XXXXX taxes offer discounts up to 4% for early payments. It is unfair for us to assume that the taxes will not be paid using this discount, and taxes must be calculated with the discount.

Reviewer Comment (2021-12-06): Taxes are not escrowed; cannot assume early payment of taxes and must qualify on full amount of bill; exception remains

Seller Comment (2021-12-03): XXXXX XX/XX/XX KR Please rescind, CD is correct in reflecting $XXXX on page XX. The annual taxes are actually $XXXX when taking into consideration the 4% discount listed on the tax bill.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13551849	XXXXX			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		Loan to be securitized; Secondary Valuation not provided, required. Provide Secondary Valuation.				Reviewer Comment (2022-01-05): Secondary valuation in the file - exception cleared Seller Comment (2022-01-04): Please adviseXXXXX Report was uploaded with the closed loan package.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	D	A	D	A	D	A	D	A	D	A		MO	Primary	Refinance - Rate/Term		D	B	A	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13551849	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - C-Corp 1120	General QM: Unable to verify current C-Corp status using reasonably reliable third-party records.					Reviewer Comment (2022-01-11): Third Party Verification provided - exception cleared Seller Comment (2022-01-11): Please see attached, this was provided in the closed loan package as well.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Refinance - Rate/Term		D	B	A	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13551849	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.					Reviewer Comment (2022-01-11): Third Party Verification provided - exception cleared Seller Comment (2022-01-11): Document uploaded on 1/11, if these are not sufficient can you please provide clarification as to what you are specifically looking for so that we can clear this condition. Thank you.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Refinance - Rate/Term		D	B	A	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13551849	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan Designation: Safe Harbor QM (APOR)				Reviewer Comment (2022-01-11): Missing documentation provided, exception cleared	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		MO	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	D	B	A	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13551849	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	A monthly statement was not provided to verify the total monthly payment for XXXXX.
Reviewer Comment (2022-01-31): Received updated XXX, XXX and XXX, removing the REO property XXXXX. Sch of 2019 and 2020 confirms that this property is the Business address for XXXXX and its a commercial property reported on Sch E of XXX tax returns. Also, we have a letter of explanation from CPA (D0280), stating " the address on Sch E of tax returns was incorrect and the correct address is XXXXX and will be corrected on all future returns". Therefore, removed this property from income REO section. Associated all the updated documents. Exception cleared.

Seller Comment (2022-01-28): Please see attached lender provided documentation, UW removed address from the liabilities, CPA and the borrower confirmed it is a business address.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		MO	Primary	Refinance - Rate/Term		D	B	A	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13551849	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___					Reviewer Comment (2022-02-02): Business indicates Negative income. Third Party verification not required Seller Comment (2022-02-01): third party docs uploaded	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		MO	Primary	Refinance - Rate/Term		D	B	A	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13551849	XXXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The property type differs between the valuation documents in file. Unable to verify the property type; The appraisal reflects the subject property is a PUD and the Desk Review reflects it to be a Single Family residence.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2022-02-22): Please downgrade and waive the finding for variance in property type on desk review. Comp Factors: XXX FICO, 35% DTI & appraisal does appropriately capture the property type.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2		B		B		B		B		B		MO	Primary	Refinance - Rate/Term		D	B	A	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19313273	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-12-09): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19313273	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XX.XX exceeds tolerance of $85.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $85 on LE but disclosed as $96 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (2021-12-09): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11122905	XXXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed $XXXXX of title insurance coverage; however this is less than the loan amount of $XXXXX. Provide a copy of the final title policy or a supplemental title report verifying title insurance of at least the loan amount.				Reviewer Comment (2022-02-15): Updated title commitment with correct policy amount provided - exception cleared. Seller Comment (2022-02-14): 2/14 am please see attached	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Refinance - Rate/Term		D	A	B	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11122905	XXXXX			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2022-02-17): CDA report associated & exception cleared	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	D	A	D	A	D	A	D	A	D	A		FL	Primary	Refinance - Rate/Term		D	A	B	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11122905	XXXXX			Property	Valuation	General	Valuation	Valuation Product pending		Clear Capital / 2 days - CDA - No MLS Sheets				Reviewer Comment (2022-02-17): CDA report associated & exception cleared Reviewer Comment (2022-02-15): Valuation Received - 02/15/2022	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		FL	Primary	Refinance - Rate/Term		D	A	B	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14596709	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus 10% or $XXXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2022-06-06): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19802777	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Bid tape reflects Safe Harbor (APOR), loan is testing as Higher Priced QM (APOR). Please advise if loan should be re-designated as Higher Priced QM (APOR) and exception will be revised to an EV2 informational and then can be waived.				Reviewer Comment (2023-10-16): Loan was approved as HPQM. Buyer Comment (2023-10-12): XXXXX to purchase as HPQM, Please see compliance report in file XXXX, loan was always HPQM.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		NV	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19802777	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $56.90 exceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $XXXXX on LE but disclosed as $XX.XX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19802777	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan was approved ask HPQM.				Reviewer Comment (2023-10-16): XXXXX takes HPQM and loan was approved as HPQM.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		NV	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10125313	XXXXX			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		The file was missing a copy of Flood Insurance Policy.				Reviewer Comment (2024-02-29): Received flood insurance document. Exception Cleared. Seller Comment (2024-02-28): Please see Flood Dec page.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15772297	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NH	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18558293	XXXXX			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXXXX. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-04-24): Received and associated Lender Correspondence along with Checklist of Coverage which can be used in lieu of RCE for XXXXX state. Details updated. There is no more coverage shortfall. Exception cleared. Seller Comment (2024-04-24): HOI AGENT EMAIL Seller Comment (2024-04-24): full policy attached with email from agent confirming 100% replacement cost	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10745052	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus 10% or $XXXXX. Sufficient or excess cure was provided to the borrower at Closing.	Total amount of $XXXXX exceeds tolerance of $XXXXX plus 10% or $XXXXX. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-05-09): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		WA	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17376844	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17376844	XXXXX			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The file is missing a copy of rate lock document					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17376844	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-08-24): Per note there is no payment due until XXXXX. Per XXXXX, If the secured second mortgage or unsecured loan does not require regular payments of either principal and interest or interest only, the lender does not need to calculate an equivalent payment for consideration as part of the borrower's monthly debt. Exception cleared.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17376844	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of XXXXX% moderately exceeds the guideline maximum of XXXXX%. (DTI Exception is eligible to be regraded with compensating factors.)	Exception triggered due to no payment for down payment loan being included in DTI. Note states interest XXXXX be forgiven, but does not indicate there is no payment required. Inclusion of a payment increases DTI outside of the the max allowed.				Reviewer Comment (2024-08-24): Per note there is no payment due until XXXXX. Per XXXXX, If the secured second mortgage or unsecured loan does not require regular payments of either principal and interest or interest only, the lender does not need to calculate an equivalent payment for consideration as part of the borrower's monthly debt. Exception cleared.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17376844	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page XX. (Points and Fees testing limited to Borrower paid fees.)	Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page XX. (Points and Fees testing limited to Borrower paid fees.) (Final/XX/XX/XX)				Reviewer Comment (2024-08-21): XXXXX received Seller CD Reviewer Comment (2024-07-16): Please provide seller closing disclosure for review.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17376844	XXXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio ofXXXXX% exceeds Guideline total debt ratio of XXXXX%. Exception triggered due to no payment for down payment loan being included in DTI. Note states interest XXXXX be forgiven, but does not indicate there is no payment required. Inclusion of a payment increases DTI outside of the the max allowed.				Reviewer Comment (2024-08-24): Per note there is no payment due until XXXXX. Per XXXXX, If the secured second mortgage or unsecured loan does not require regular payments of either principal and interest or interest only, the lender does not need to calculate an equivalent payment for consideration as part of the borrower's monthly debt. Exception cleared. Reviewer Comment (2024-08-21): Senior lien Note document is available in file however same is not executed by borrower. Please provide copy of senior lien note document which is signed and dated by borrower. Exception remains.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17376844	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Based on the loan failing one or more guideline components, the loan is at QM risk. Exception triggered due to no payment for down payment loan being included in DTI. Note states interest XXXXX be forgiven, but does not indicate there is no payment required. Inclusion of a payment increases DTI outside of the the max allowed.				Reviewer Comment (2024-08-24): Per note there is no payment due until XXXXX. Per XXXXX, If the secured second mortgage or unsecured loan does not require regular payments of either principal and interest or interest only, the lender does not need to calculate an equivalent payment for consideration as part of the borrower's monthly debt. Exception cleared.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18027231	XXXXX			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-08-06): Received and associated Final Title Policy with amount of title insurance coverage. Exception is cleared. Seller Comment (2024-08-06): Please see attached.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		HI	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18027231	XXXXX			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file is missing a copy of the final title policy.				Reviewer Comment (2024-08-08): Title provided.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		HI	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15997331	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16197160	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.	Evidence of earlier borrower receipt was not found in file.
Reviewer Comment (2024-07-08): XXXXX received LOA to remove document(s) estimated to be provided on XX/XX/XX and XX/XX/XX, from testing as not provided to the borrower.

Reviewer Comment (2024-06-27): XXXXX: Please see the document ID D0014 and D0015 that was submitted in file issued XX/XX/XX and XX/XX/XX, which have 0% APR on page XX and incomplete information on Page 1. This is causing the testing to reflect over .125% increase to the Final CD at 8.012%. If a disclosure was not issued to borrower, XXXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  XXXXX can then retest if no information in file reflects a disclosure was provided to borrower.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Refinance - Cash-out - Debt Consolidation	TRID timing exception, no remediation available.	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16197160	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXXX is under disclosed by $XXXXX compared to the calculated Amount Financed of $XXXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Amount Financed disclosed is $XXXXX. Calculated Amount Financed of $XXXXX . Variance of $150.00. Based on the review discrepancy occurred due to addition of Appraisal Management Company (service fee) TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable				Reviewer Comment (2024-07-31): XXXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD. Extended rescission exception set separately. Reviewer Comment (2024-07-08): XXXXX received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. As this is a material disclosure violation on a rescindable transaction, the reopening of rescission to all consumers is also required to cure.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		VA	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16197160	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page XX that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXXX is under disclosed by $150.00 compared to the calculated Finance Charge of $XXXXX which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $XXXXX. Calculated finance charge is $XXXXX. Variance of -$150.00. Based on review discrepancy occurred due to APR variance of -0.00093%.Calculated APR 8.01293% however APR disclosed is 8.01200%. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable				Reviewer Comment (2024-07-31): XXXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD. Extended rescission exception set separately. Reviewer Comment (2024-07-08): XXXXX received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. As this is a material disclosure violation on a rescindable transaction, the reopening of rescission to all consumers is also required to cure.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		VA	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16197160	XXXXX			Compliance	Compliance	Federal Compliance	TILA	TILA Extended Rescission: Inaccurate material disclosures provided to borrower at consummation on a rescindable transaction resulting in extended rescission rights (3 years from consummation). Re-disclosure of accurate material disclosures, LOE, re-opening of rescission and proof of delivery required.		XXXXX received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. Extended rescission exception set as violation is a material disclosure violation on a resicndable transaction. Proof of receipt of the reopening of rescission to all consumers is required to cure.
Reviewer Comment (2024-08-19): XX/XX/XX RTC expiration is sufficient to give 3 business day waiting period

Seller Comment (2024-08-16): (XXXXX) Saturday would be included in the 3 days.  Please clear this condition - INVALID

Reviewer Comment (2024-08-06): Updated NORTC was received, however the rescission date remains inaccurate; the XXXXX was a holiday and therefore does not count in the rescission period.

Seller Comment (2024-08-01): (XXXXX) Uploaded copy of original email sent to borrower by processing manager explaining reason for recession to be re-opened.

Seller Comment (2024-08-01): (XXXXX) Hi, we called and verbally explained to borrower why the recession needed to be re-opened.  Pleaese see attached email chain where processing manager acknowledged talking to borrower and explaining to borrower. Also, our LO has a 20yr relationship with borrower.  Please clear this file.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		VA	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct notice of rescission model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14039073	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date				Reviewer Comment (2024-08-09): XXXXX received LOA to remove document(s) 0018 from testing as not provided to the borrower. Seller Comment (2024-08-08): (XXXXX) Attestation uploaded, CD used for balancing fees. Not disclosed.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		DE	Second Home	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15612482	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15612482	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-06-05): Client elects to waive. Reviewer Comment (2024-05-31): Client to review.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18072088	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NY	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18072088	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR	TILA-RESPA Integrated Disclosure - Loan Calculations: APR of X.XXXXX% on Final Closing Disclosure provided on XX/XX/XX is under-disclosed from the calculated APR of X.XXXXX% outside of 0.125% tolerance.	APR of 7.36500% on Final Closing Disclosure provided on XX/XX/XX is under-disclosed from the calculated APR of X.XXXXX% outside of 0.125% tolerance.				Reviewer Comment (2024-05-24): Upon further review aPR is acceptable.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18072088	XXXXX			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-05-23): This is Co-operative property hence Title report with Policy amount is not required. Associated all required documents in document inventory. Exception is cleared. Seller Comment (2024-05-22): LOE from Title	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18072088	XXXXX			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2024-05-24): Commitment received	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		NY	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18072088	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NY	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16195097	XXXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		KY	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16195097	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXXexceeds tolerance of $XXXXX0 plus 10% or $XXXXX. Sufficient or excess cure was provided to the borrower at Closing.	10%tolerance was exceeded by $XXXXX due to increase of Recording fee in CD. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-05-20): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		KY	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19794249	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $205.00 exceeds tolerance of $175.00. Insufficient or no cure was provided to the borrower.	Appraisal Desk Review Fee was last disclosed as $175.00. on LE but disclosed as $205.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $30.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-08-26): XXXXX received PCCD, LOE, proof of mailing & copy of refund check. Reviewer Comment (2024-08-08): XXXXX Received LE dated XX/XX/XX along with COC; however, provided COC does not provide sufficient information why Appraisal desk review fee increased. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		NH	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11849255	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	ATR failure due to insufficient income documentation. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-07-10): Undiscounted rate and undiscounted rate price were provided.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11849255	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of X.XXXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $2,559.98 or .66724%).	QM Points and Fees threshold exceeded by $X,XXX.XX or .XXXXX%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-07-10): Undiscounted rate and undiscounted rate price were provided. Reviewer Comment (2024-06-19): Provide a comment verifying the price of the undiscounted rate is $0 (no documentation required).	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10456321	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-08-08): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10456321	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $33,066.00 exceeds tolerance of $26,466.00. Insufficient or no cure was provided to the borrower.	Loan Discount Points Fee was last disclosed as $26,466.00 on LE but disclosed as $33,066.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $6,600.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-09-04): XXXXX received updated CD and valid Changed Circumstance dated XX/XX/XX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16089847	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16089847	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-05-23): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14681875	XXXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14681875	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14681875	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower.	Fee increased on XX/XX/XX Closing Disclosure with no valid change evident.				Reviewer Comment (2024-07-30): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-07-29): CT XX/XX/XX: Please see attached Closing Disclosure reflecting a tolerance credit of $XXXX for the Transfer Tax fee	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14681875	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower.	Lender credits was last disclosed as -$XXXXX on Initial closing disclosure but disclosed as -$XXXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include -$XXXXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-07-31): XXXXX Received rate lock document showing relock. Seller Comment (2024-07-29): CT XX/XX/XX: Please see attached Rate Lock Request and corresponding disclosure. On XX/XX/XX the loan was relocked due to the lock expiring XX/XX/XX, negative pricing of $XXXXX was disclosed on the XX/XX/XX Closing Disclosure.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14681875	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.				Reviewer Comment (2024-07-30): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Seller Comment (2024-07-29): CT XX/XX/XX: Please see attached Closing Disclosure dated XX/XX/XX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14681875	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.				Reviewer Comment (2024-07-30): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		FL	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16638052	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-08-14): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16638052	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-07-03): Received undiscounted rate/price. Exception cleared. Seller Comment (2024-06-27): It looks like the agency is incorrectly including the 1.000 bona fide points in the QM Points and Fees Amount. Please provide them with the attached Compliance Test Certificate which itemizes out the bona fide points and shows that we are passing the QM Points and Fees test. Thank you	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		CA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16638052	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.07029% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $6,259.36 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $6,116.06 (an overage of $143.30 or .07029%).	Points and Fees on subject loan of 3.07029% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $6,259.36 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $6,116.06 (an overage of $143.30 or .07029%).				Reviewer Comment (2024-07-03): Received undiscounted rate/price. Exception cleared. Seller Comment (2024-06-27): It looks like the agency is incorrectly including the 1.000 bona fide points in the QM Points and Fees Amount. Please provide them with the attached Compliance Test Certificate which itemizes out the bona fide points and shows that we are passing the QM Points and Fees test. Thank you!	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12296273	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12296273	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-07-23): XXXXX received initial CD. Seller Comment (2024-07-22): CT XX/XX/XX: Please see attached initial Closing Disclosure dated XX/XX/XX and Lender Attestation, the Closing Disclosures in the file with blank issue date and issue date of XX/XX/XX were generated by title to balance and were NOT issued to the borrower. Please remove these CDs from your analysis.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12296273	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-07-23): XXXXX received LOA to remove document(s) 0134 from testing as not provided to the borrower. Seller Comment (2024-07-22): CT XX/XX/XX: Please see attached initial Closing Disclosure dated XX/XX/XX and Lender Attestation, the Closing Disclosures in the file with blank issue date and issue date of XX/XX/XX were generated by title to balance and were NOT issued to the borrower. Please remove these CDs from your analysis.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase	TRID timing exception, no remediation available.	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10536839	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10536839	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier receipt by borrower not found in file				Reviewer Comment (2024-08-02): XXXXX received XX/XX/XX CD 3 business days prior to consummation.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10536839	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16409716	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower.	Lender Credits was last disclosed as $XXXXX on LE but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-07-19): XXXXX received Rate lock and CD along with supporting comments for the exception for pricing change. Seller Comment (2024-07-17): CT XX/XX/XX: Please see the attached Rate Lock forms and corresponding disclosure. On XX/XX/XX the DTI and FICO changed, negative pricing of $-XXXXX was disclosed on the XX/XX/XX Closing Disclosure.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16409716	XXXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets in the amount of $XXXXX are insufficient to meet cash to close of $XXXXX. Final 1008 reflects $XXXXX verified,
Reviewer Comment (2024-08-02): Per guidelines, gift letter and wire confirmation evidencing amount directly paid to settlement agent is sufficient. Gift funds are considered for CTC requirement. Exception is cleared.

Seller Comment (2024-08-02): XX/XX/XX kg: The gift was transferred at closing and only a copy of the wire to the settlement agent is required. Per XXXXX When the funds are not transferred prior to settlement, the lender must document that the donor gave the closing agent the gift funds in the form of an electronic transfer, certified check, a cashier's check, or other official check.

Reviewer Comment (2024-07-19): Please provide donor's two months bank statement evidencing money has been withdrawn from account. Exception remains.

Seller Comment (2024-07-19): XX/XX/XX kg: Cash to close per the final CD is $XXXX. The file has sufficient assets as $XXXX in gift funds receipt of the gift funds attached  which is reflected on 4d of the 1003. The following asset accounts were provided XXXXX with a balance of $XXXX, XXXXX $XXXX, XXXXX XXXX, XXXXX $XXXX, XXXXX $XXXX. The EMD in the amount of $XXXX  and $XXXX leaves the XXXXX via wire on XX/XX/XX.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13448616	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.	Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.				Reviewer Comment (2024-08-26): XXXXX received lender attestation on CD incomplete not issued to borrower	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	No Defined cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14344221	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of XXXXX is over disclosed by $657.05 compared to the calculated Amount Financed of $XXXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXXX is over disclosed by $657.05 compared to the calculated Amount Financed of $XXXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).				Reviewer Comment (2024-08-14): XXXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD. Seller Comment (2024-08-12): Please see attached refund in discount points which also remediated increase in loan calculations on page XX of the CD.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14344221	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page XX that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXXX is under disclosed by $657.05 compared to the calculated Finance Charge of $XXXXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on XX that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXXX is under disclosed by $657.05 compared to the calculated Finance Charge of $XXXXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).				Reviewer Comment (2024-08-14): XXXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD. Seller Comment (2024-08-12): Please see attached refund in discount points which also remediated increase in loan calculations on XX of the CD.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14344221	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Total of Payments on XX that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XX). The disclosed Total of Payments in the amount of $XXXXX is under disclosed by $732.05 compared to the calculated total of payments of $XXXXX which exceeds the $100.00 threshold.	Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Total of Payments on XX that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XX). The disclosed Total of Payments in the amount of $XXXXX is under disclosed by $732.05 compared to the calculated total of payments of $XXXXX which exceeds the $100.00 threshold.				Reviewer Comment (2024-08-14): XXXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD. Seller Comment (2024-08-12): Please see attached refund in discount points which also remediated increase in loan calculations on XX of the CD.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14344221	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $783.00. Insufficient or no cure was provided to the borrower.	Loan Discount Points was last disclosed as $783.00 on LE but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-08-13): XXXXX received PCCD, LOE, proof of mailing & copy of refund check. Seller Comment (2024-08-12): Please see attached refund in discount points which also remediated increase in loan calculations on XX of the CD.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14344221	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX.XX exceeds tolerance of $100.00. Insufficient or no cure was provided to the borrower.	Credit Report Fee was last disclosed as $XXX.XX on LE but disclosed as $XXX.XX.XX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XX.XX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-08-02): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-08-01): $15.65 was provided to remedy the increase in this fee in section J of the final CD showing $165.65 for increase in closing costs. Attaching tolerance cure breakdown for additional reference	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14344221	XXXXX			Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	- Issue Date: ___; Received Date: ___; Signed Date: ___	Signature date on the CD issued XX/XX/XX; Signed Date: XX/XX/XX.				Reviewer Comment (2024-08-01): Client elects to waive	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14008279	XXXXX			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-07-05): Received UCDP report, SSR score for XXXXX and XXXXX is 1. Exception is cleared. Seller Comment (2024-07-05): XX/XX/XX KT Please see attached Reviewer Comment (2024-07-03): Legible copy for UCDP documents to verify SSR score in not available in file. Exception remains. Seller Comment (2024-07-03): XX/XX/XX KT Hi Team, The SSRs were submitted as a secondary valuation on this and support the value, please rescind	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	D	A	D	A	D	A	D	A	D	A		WA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14008279	XXXXX			Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy effective date is missing from evidence of insurance.		The File contained Hazard Insurance policy is illegible, please provide the legible Hazard Insurance document.
Reviewer Comment (2024-07-08): XXXXX Policy and effective date updated. Exception is cleared.

Seller Comment (2024-07-08): XX/XX/XX KT Hi Team, the HOI is effective as of the date of disbursement. While unusual that the loan disbursed 11 days later than the note date, the HOI was effective as of disbursement and XXXXX is a dry funding state so HOI needs to be effective as of disbursement, not the note date. Thank you!

Reviewer Comment (2024-07-05): Provided XXXXX policy reflects effective date is post note date. Please provide policy which covers note date. Exception remains.

Seller Comment (2024-07-05): XX/XX/XX KT Hi Team, please see attached
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14008279	XXXXX			Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy expiration date is missing from evidence of insurance.		The File contained Hazard Insurance policy is illegible, please provide the legible Hazard Insurance document.				Reviewer Comment (2024-07-05): XXXXX Policy and expiration date updated. Exception is cleared. Seller Comment (2024-07-05): XX/XX/XX KT Hi Team, please see attached	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14008279	XXXXX			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The File is missing a copy of E-sign Consent Agreement.				Reviewer Comment (2024-07-02): E-sign Consent Agreement received and associated. Exception is cleared. Seller Comment (2024-07-02): Please see attached Trid Worksheet and ELECTRONIC DELIVERY CONSENT	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14008279	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.				Reviewer Comment (2024-07-03): XXXXX received initial application dated XX/XX/XX and initial disclosures sent to borrower within 3 business days of application. Seller Comment (2024-07-02): Please see the attached Appraisal Package and TRID worksheet Seller Comment (2024-07-02): Please see the attached Appraisal Package and TRID worksheet with proof that both borrowers were sent an Appraisal Package on XX/XX/XX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14008279	XXXXX			Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Initial loan application is illegible, please provide the complete loan application.				Reviewer Comment (2024-07-03): Initial 1003 associated and Application date updated. Exception is cleared. Seller Comment (2024-07-02): Please see attached Loan Application from XX/XX/XX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14008279	XXXXX			Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank XXXXX): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.				Reviewer Comment (2024-07-03): Initial 1003 associated and Application date updated. Exception is cleared. Seller Comment (2024-07-02): Please see attached Loan Application from XX/XX/XX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14008279	XXXXX			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XXXXX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of the application date.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14008279	XXXXX			Compliance	Compliance	State Compliance	Misc. State Level	Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely)	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.				Reviewer Comment (2024-07-03): Client elects to waive. Seller Comment (2024-07-03): TB XX/XX/XX Please see attached Loan Application from XX/XX/XX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14008279	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Loan Estimate not delivered or placed in the mail to Borrower(s) within three business days of application.				Reviewer Comment (2024-07-03): XXXXX received initial application dated XX/XX/XX and initial disclosures sent to borrower within 3 business days of application. Along with received E-sign consent agreement dated XX/XX/XX. Seller Comment (2024-07-02): Please see the attached TRID Disclosure History and initial Loan Estimate Seller Comment (2024-07-02): Please see the attached TRID Disclosure History and initial Loan Estimate that shows the borrower was sent the initial Loan Estimate on XX/XX/XX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14008279	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	XXXXX W2 for XXXXX is illegible.				Reviewer Comment (2024-07-03): Legible copy of W-2 for XXXXX received and associated. Exception is cleared. Seller Comment (2024-07-03): XX/XX/XX KT Please see attached	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14008279	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Statement provided for the property at XXXXX is illegible				Reviewer Comment (2024-07-03): Legible copy of Mortgage Statement received and associated. Exception is cleared. Seller Comment (2024-07-03): XX/XX/XX KT Please see attached	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14008279	XXXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Asset statements in file are not legible.
Reviewer Comment (2024-07-05): Received and associated all legible copies of bank statement. Sufficient funds available for closing. Exception is cleared.

Seller Comment (2024-07-05): XX/XX/XX KT Please see attached

Reviewer Comment (2024-07-03): Bank Statements in file are not legible hence assets updated in system per final 1003 and marked usability as 0%. Please provide legible copy of all bank statements in file. Exception remains.

Seller Comment (2024-07-03): XX/XX/XX KT Hi Team, In reviewing XXXXX it appears all the assets are entered into the file but no there is no commentary as to why none of them are able to be used in this case. Can this be looked into again or have additional context added as to why these are unallowed?
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14008279	XXXXX			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood cert is illegible.				Reviewer Comment (2024-07-03): Legible copy of Flood Certificate received and associated. Exception is cleared. Seller Comment (2024-07-03): XX/XX/XX KT Please see attached	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17345783	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13066951	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16561777	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16561777	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.
Reviewer Comment (2024-08-21): CPA letter provided for third party verification.

Seller Comment (2024-08-19): XX/XX/XX TM: Verification of business is attached.

Reviewer Comment (2024-08-14): DTI exceptions cleared based on provided comments regarding income for XXXXX. Exception will be cleared upon receipt of third party verification of business required for same business.

Reviewer Comment (2024-08-14): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XX PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.

Seller Comment (2024-08-08): XX/XX/XXkg: There is additional income that can be included as The subject is a 2-4 unit and rental income is being used on the other units from the 1025 in the amount of $XXXX as well as XXXXX XXXXX tax return calculation is  $XXXX as depreciation can be added back in the amount of $XXXX from the XXXX. XXXXX is not a loss as depreciation can also be added back from the XXXX $XXXX as well as XXXXX depreciation is listed on the XXXX in the amount of $XXXX neither are true losses.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		NY	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16561777	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of XX.XXXXX% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	The DTI of XX.XXXXX% exceeds the QM maximum of 50.00% The difference is due to Investment property XXXXX calculating at -$X,XXX.XX.				Reviewer Comment (2024-08-14): Updated co-borrower income to include income from XXXXX per exception comments provided. Seller Comment (2024-08-08): XX/XX/XXkg: There is additional income that can be included as The subject is a 2-4 unit and rental income is being used on the other units from the 1025 in the amount of $XXXX as well as XXXXX XXXXX tax return calculation is $XXXX as depreciation can be added back in the amount of $XXXX from the XXXX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16561777	XXXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of 57.63954% exceeds Guideline total debt ratio of 50.00000%. Investment property XXXXX calculating at -$XXXXX.
Reviewer Comment (2024-08-14): Updated co-borrower income to include income from XXXXX per exception comments provided.

Reviewer Comment (2024-08-08): Provides credit supplement reflects monthly mortgage payment amount as $XXXX however final 1003 reflects $XXXX due to which DTI exceeded guidelines limit. Please provide updated final 1003 for documentation purpose. Exception remains.

Seller Comment (2024-08-08): XX/XX/XXkg: There is additional income that can be included as The subject is a 2-4 unit and rental income is being used on the other units from the 1025 in the amount of $XXXX as well as XXXXX XXXXX tax return calculation is  $XXXX as depreciation can be added back in the amount of $XXXXfrom the XXXX. XXXXX is not a loss as depreciation can also be added back from the XXXX $XXXX as well as XXXXX depreciation is listed on the XXXX in the amount of $XXXX neither are true losses.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16561777	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
Reviewer Comment (2024-08-14): Updated co-borrower income to include income from XXXXX per exception comments provided.

Seller Comment (2024-08-08): XX/XX/XXkg: There is additional income that can be included as The subject is a 2-4 unit and rental income is being used on the other units from the 1025 in the amount of $XXXX as well as XXXXX XXXXX tax return calculation is  $XXXX as depreciation can be added back in the amount of $XXXX from the XXXX. XXXXX is not a loss as depreciation can also be added back from the XXXX $XXXX as well as XXXXX depreciation is listed on the XXXX in the amount of $XXXX neither are true losses.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16561777	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-08-08): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16561777	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-08-08): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16561777	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage Statement not provided.
Reviewer Comment (2024-08-20): Received and associated Credit Supplement in lieu of Mortgage Statement. Exception is cleared.

Seller Comment (2024-08-19): XX/XX/XX TM: Please see corrected 1003 with correct payment.

Reviewer Comment (2024-08-08): Provided credit supplement reflects monthly mortgage payment amount as $XXXX however final 1003 reflects $XXXX. Please provide updated final 1003 for documentation purpose. Exception remains.

Seller Comment (2024-08-08): XX/XX/XX kg: Please see attached HELOC that was recently obtained for the REO mortgage

Seller Comment (2024-08-08): XX/XX/XX kg: Please see attached HELOC that is on the reo.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16561777	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	File is missing third party verification of business for XXXXX.				Reviewer Comment (2024-08-21): CPA letter provided for third party verification. Seller Comment (2024-08-19): XX/XX/XX TM: Please see attached CPA letter	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		NY	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16561777	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-08-21): Client elects to waive. Reviewer Comment (2024-08-21): Client to review. Seller Comment (2024-08-19): XX/XX/XX TM: XXXXX 5302.4 allows the XXXXX extension forms (4868, 7004, and NROR) to be provided along with XXXXX returns if the borrower has filed their XXXXX taxes yet. The file closed within the allowable timeframe and XXXXX would not be required yet with the extension provided.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2		B		B		B		B		B		NY	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16343058	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXXX exceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing.	Lender Credits was last disclosed as $XXXXXon LE but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-26): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16343058	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XX.XX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Second Appraisal Fee was not disclosed on Loan Estimate but disclosed as $XX.XX on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-26): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16343058	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	For self-employed borrowers, the existence of the business must be independently verified by two (2) years of business licenses or a CPA letter through disinterested third party within 10 business days of closing. The loan file should reflect documentation secured from these sources. Sources XXXXX include: CPA, regulatory agency or applicable licensing bureau.				Reviewer Comment (2024-08-08): Client elects to waive. Reviewer Comment (2024-08-07): Client to review. Seller Comment (2024-08-05): XX/XX/XX kg: Please see attached extension and NROR which is acceptable per XXXXX guidelines	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19997154	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal - ECOA Receipt of Appraisal without waiver OR after waiver.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		UT	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19997154	XXXXX			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The File is missing copy of E-sign Agreement .				Reviewer Comment (2024-07-19): E-Sign Consent Agreement received and associated. Exception is cleared. Seller Comment (2024-07-18): Please see attached E-Sign Consent Agreement	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13939587	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $X,XXX.XX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Second Appraisal Fee was last disclosed as $0.00 on Initial closing disclosure but disclosed as $X,XXX.XX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include$X,XXX.XX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-08-26): XXXXX received corrected PCCD LOE and ALTA final SS. Fees paid by lender.

Seller Comment (2024-08-22): Please see attached

Reviewer Comment (2024-08-14): XXXXX received PCCD and LOE updating the second appraisal fee paid by lender. Required ALTA final SS to confirm the fee was not charged at closing and if the fee was charged at closing a copy of refund check and proof of mailing required to cure this exception.

Seller Comment (2024-08-13): Please see attached revised CD package sent to borrower and also the letter of explanation from previous lender on loan confiming the appraisals were not charged to borrower.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16494250	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		MA	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13546482	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in the file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13546482	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18854214	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18854214	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX). The disclosed Total of Payments in the amount of $XXXXX is under disclosed by $500.00 compared to the calculated total of payments of $XXXXX which exceeds the $100.00 threshold.	Final Closing Disclosure provided on XX/XX/XX). The disclosed Total of Payments in the amount of $XXXXX is under disclosed by $500.00 compared to the calculated total of payments of $XXXXX which exceeds the $100.00 threshold.
Reviewer Comment (2024-08-06): XXXXX received Letter of Explanation, Proof of Delivery, Refund for underdisclosed equivalent amount, and Corrected CD.

Seller Comment (2024-08-03): please see attached

Reviewer Comment (2024-08-02): XXXXX received PCCD, LOE, settlement statement and mailing label. Courier has not picked up the mailing label yet.

Seller Comment (2024-08-02): Please see attached

Reviewer Comment (2024-07-22): XXXXX received ledgers and LOE that PAD fee refunded to borrower.  However, the last PCCD issued to borrower on XX/XX/XX still reflected a Refundable PAD fee in Section C.  Provide a Corrected CD, LOE to borrower and a Final Settlement Statement reflecting the fee was removed.

Seller Comment (2024-07-18): Please see attached Letter of Explanation and Disbursement ledger. The "Refundable Pad fee" for $500.00 was refunded back to the Borrower(s). So the Total of Payments would be in the amount of $XXXX
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18854214	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Refundable Pad. Fee Amount of $XXX.XX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Refundable Pad. Fee Amount of $XXX.XX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-08-06): XXXXX received Letter of Explanation, Proof of Delivery, Refund for underdisclosed equivalent amount, and Corrected CD.

Reviewer Comment (2024-07-22): The data from the ledger is insufficient.  Please provide copy of final ALTA  closing statement for review.

Seller Comment (2024-07-18): Please see attached Letter of Explanation and Disbursement ledger.

Seller Comment (2024-07-18): Please see attached Letter of Explanation and Disbursement ledger. The "Refundable Pad fee" for $500.00 was refunded back to the Borrower(s). There for the  "Refundable Pad fee" for $500.00 was not charged to the Borrower.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16734717	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TX	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16734717	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Final Closing Disclosure provided on XX/XX/XX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.				Reviewer Comment (2024-07-24): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TX	Second Home	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16734717	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.
Reviewer Comment (2024-08-19): XXXXX received LOA to remove document(s) 26 and 27 estimated to be provided on XX/XX/XX, from testing as not provided to the borrower.

Seller Comment (2024-08-16): REVISED ATTESTATION

Reviewer Comment (2024-08-14): XXXXX received LOE, however we require Letter of Attestation indicating the document ID's 26 and 27 were never provided to the borrower and XXXXX will review for re-testing.

Seller Comment (2024-08-13): funder cert

Reviewer Comment (2024-08-02): Doc ID XXXX and XXXX Contains incomplete CD's dated XX/XX/XX . If the CDs were not provided to the borrower, Please provide Letter of Attestation indicating the document ID's 26 and 27 were never provided to the borrower and XXXXX will review for re-testing.

Seller Comment (2024-08-01): INITIAL CD
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14120704	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX.XX exceeds tolerance of $135.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX.XX exceeds tolerance of $135.00.				Reviewer Comment (2024-08-13): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13321858	XXXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		File is missing the Tax Verification document confirming the monthly property taxes used per the 1008 provided.
Reviewer Comment (2024-08-13): Received tax cert reflecting tax rate used to calculate taxes.  Exception cleared.

Seller Comment (2024-08-06): XX/XX/XX kg: The calculation was determined by the county tax rate as the subject is new construction. The tax rate for XXXXX County. The taxes were calculated at purchase price = XXXXX * XXXXX = $XXXXX

Reviewer Comment (2024-07-29): We require this calculation on document for documentation purpose. Exception remains

Seller Comment (2024-07-29): The taxes were calculated by the purchase price x the county tac rate for XXXXX County  = XXXXX * XXXXX = $XXXXX

Reviewer Comment (2024-07-22): Please provide Underwriter's Tax calculation document for documentation purpose. Exception remains.

Seller Comment (2024-07-19): XX/XX/XXkg: The tax bill that was provided and attached shows the tax rate for XXXXX County. The taxes were calculated at purchase price = XXXXX * XXXXX = XXXXX as the subject is new construction
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11749276	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall Exception
Reviewer Comment (2024-08-14): Loan is SHQM(APOR).

Seller Comment (2024-08-14): Can this be cleared please?

Seller Comment (2024-08-12): Will this condition be able to be waived as the other condition was with the uploaded AUS?

Seller Comment (2024-08-07): LP findings message XXXXX states the verification of existence of the business must be "dated no more than 120 days prior to the Note Date or After the Note Date but prior to the Delivery Date." The verification printout provided is dated prior to delivery to XXXXX, and it does not pose an issue that it is dated after the note date. Could you please dispute the condition with the investor?

Reviewer Comment (2024-08-05): Third party verification of sole proprietorship is required within 120 prior to note. Verification provided is dated post close. Exception remains.

Seller Comment (2024-07-31): QM doc
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11749276	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	The file is missing a copy of the Income Source Documents.
Reviewer Comment (2024-08-14): Meets lender guidelines. Exception cleared.

Seller Comment (2024-08-14): Can this be cleared please?

Seller Comment (2024-08-12): Will this condition be able to be waived as the other condition was with the uploaded AUS?

Seller Comment (2024-08-07): My apologies I uploaded the incorrect AUS prior. Attached is the correct one.

Seller Comment (2024-08-07): LP findings message XXXXX states the verification of existence of the business must be "dated no more than 120 days prior to the Note Date or After the Note Date but prior to the Delivery Date." The verification printout provided is dated prior to delivery to XXXXX, and it does not pose an issue that it is dated after the note date. Could you please dispute the condition with the investor?

Reviewer Comment (2024-08-05): Third party verification of sole proprietorship is required within 120 prior to note. Verification provided is dated post close. Exception remains.

Seller Comment (2024-07-31): Sole Proprietorship
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11749276	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal tax returns. Evidence of extension not provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's.
Reviewer Comment (2024-08-08): Client elects to waive.

Seller Comment (2024-08-07): My apologies I uploaded the incorrect AUS prior. Attached is the correct one.

Seller Comment (2024-08-07): LP findings message XXXXX states the verification of existence of the business must be "dated no more than 120 days prior to the Note Date or After the Note Date but prior to the Delivery Date." The verification printout provided is dated prior to delivery to XXXXX, and it does not pose an issue that it is dated after the note date. Could you please dispute the condition with the investor?

Reviewer Comment (2024-08-05): Client to review.

Seller Comment (2024-07-31): XXXXX tax extension

Reviewer Comment (2024-07-23): Client to review.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11724501	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10713331	XXXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $XXXXX. No asset documentation provided in file.				Reviewer Comment (2024-08-06): Received asset documentation. Exception cleared.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10713331	XXXXX			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.		Calculated Available for Reserves of $0.00 is less than AUS Available for Reserves of $XXXXX. No asset documentation provided in file.				Reviewer Comment (2024-08-06): Received asset documentation. Exception cleared. Seller Comment (2024-08-06): CD from Sale Reviewer Comment (2024-07-26): Funds from provided Bank statements are still insufficient to meet CTC/reserves requirement. Please note that, final 1003 reflects Pending net sale proceeds from real estate asset, Please provide supporting documents for the same. Exception remains. Seller Comment (2024-07-26): Bank Statements	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10877662	XXXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		Calculated Available for Reserves of $0 is less than AUS Available for Reserves of $XXXXX. Bank statements were not provided in file.				Reviewer Comment (2024-08-23): Associated Bank statements and details updated. Sufficient funds available for Reserves. Exception is cleared. Seller Comment (2024-08-22): Please see attached bank statements	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11471086	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TX	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11471086	XXXXX			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XX,XXX. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
Reviewer Comment (2024-08-08): Additional coverage updated from Replacement Cost Estimator and document associated. Sufficient amount of insurance coverage available. Exception is cleared.

Seller Comment (2024-08-08): RCE

Reviewer Comment (2024-08-05): HOI coverage is short by $XXXX.
We require coverage amount of $XXXX (80% of Appraised value $XXXX0) and we have only $XXXX ($XXXX + $XXXX) coverage amount per Hazard Insurance policy in file. Provide updated policy reflecting minimum coverage of $XXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount. Exception remains.

Seller Comment (2024-08-05): HOI premium/declaration page indicates replacement cost coverage and extended coverage at 25%
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11471086	XXXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file contained proof of receipt of the appraisal prior to the report date of the appraisal in file. Provide a copy of the preliminary appraisal provided prior to the report date of the final appraisal to determine if there were any changes in the value.				Reviewer Comment (2024-08-05): Received appraisal. Exception cleared. Seller Comment (2024-08-05): ORIG APPRAISAL	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14390623	XXXXX			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		1003 Initial - Lender's is missing in file.				Reviewer Comment (2024-08-06): Lender's Initial 1003 received and associated. Exception is cleared. Seller Comment (2024-08-05): Initial 1003	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14390623	XXXXX			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14390623	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-08-06): XXXXX received initial CD. Seller Comment (2024-08-05): Initial CD	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14390623	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-08-06): XXXXX received a valid COC. Seller Comment (2024-08-05): Please see COC and LE attached Seller Comment (2024-08-05): Loan Points $9,918.11 listed on initial CD and COC with $9,922.21 listed for points attached	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14390623	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-08-06): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		FL	Second Home	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19849264	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The file was missing a copy of the final title policy.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-28): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19849264	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-28): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16593868	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX.XX exceeds tolerance of $401.00. Insufficient or no cure was provided to the borrower.	Loan Discount Points was last disclosed as $XXX.XX on LE but disclosed as $XXX.XX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XX.XX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-08-02): XXXXX received a valid COC. Seller Comment (2024-08-01): COC	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16593868	XXXXX			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Second Home not provided		The file is missing a copy of the Second Home Rider.				Reviewer Comment (2024-08-01): Second Home Rider received and associated. Exception is cleared. Seller Comment (2024-08-01): Recorded mortgage with 2nd home rider attached	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16593868	XXXXX			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-					Reviewer Comment (2024-08-05): Received Condominium Warranty/Certification form evidencing exempt from review as this is detached condominium property. Exception is cleared. Seller Comment (2024-08-02): The review type is exempt from review because the unit is detached, a warranty would not be required since the review is waived. Attached is the condo warranty that reflects it is exempt from review.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17279110	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
Reviewer Comment (2024-07-03): undiscounted rate price provided, exception cleared

Seller Comment (2024-07-03): See attached passing QM test

Seller Comment (2024-07-03): See attached passing QM test with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.

Included Fees - Bona Fide Points = Total Fees / Total Loan Amount (Amount Financed) = Total Fees Percentage
$XXXX - $XXXX = $XXXX / $XXXX = XXXX%
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17279110	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of X.XXXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $1,475.92 or .17698%).	Points and Fees exceed allowable threshold by $X,XXX.XX or .XXXXX%.				Reviewer Comment (2024-07-03): undiscounted rate price provided, exception cleared Seller Comment (2024-07-03): See attached passing QM test Seller Comment (2024-07-03): See attached passing QM test with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0. Included Fees - Bona Fide Points = Total Fees / Total Loan Amount (Amount FXXXX / $XXXX = XXXX%	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15759531	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16602378	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12498605	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12498605	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-08-01): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14074666	XXXXX			Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Agencies Disclosure Not in File	XXXXX HB1399 - No evidence of required counseling disclosure language per XXXXX HB 1399.	No evidence of required counseling disclosure language per XXXXX HB 1399.				Reviewer Comment (2024-08-21): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14074666	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,100.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Review Fee was last disclosed as $XXX.XX on Initial closing disclosure but disclosed as $XXXX.XX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include$400.00 a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-08-15): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		MD	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12003662	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-08-08): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16004250	XXXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-28): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16004250	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16004250	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX.XX exceeds tolerance of $250.00. Insufficient or no cure was provided to the borrower.	Appraisal Re-Inspection Fee was last disclosed as $XXX.XX on LE but disclosed as $XXX.XX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX.XX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-07-25): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-07-24): CT XX/XX/XX: Please see attached Closing Disclosure reflecting a tolerance credit of $200 for the Final Inspection fee	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16004250	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXXexceeds tolerance of $XXXXX Insufficient or no cure was provided to the borrower.	Transfer Tax was last disclosed as $XXXXX on LE but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $735.50, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-07-25): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-07-24): CT XX/XX/XX: Please see attached Closing Disclosure reflecting a tolerance credit of $735.70 for the Transfer Tax fee	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16004250	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier borrower receipt was not found in file.
Reviewer Comment (2024-08-01): XXXXX received LOA to remove document(s) 0007  from testing as not provided to the borrower.

Seller Comment (2024-07-31): CT XX/XX/XX: See attached Lender Attestation. The Closing Disclosure 0007 in the file with XX/XX/XX issue date was generated by title to balance and was not issued to the borrower. Please remove this CD from your analysis.

Reviewer Comment (2024-07-24): XX/XX/XX LE is incomplete but must be included in testing.
Per TRID Grid 4.0, Additional Considerations Row 3, The TPR firm can exclude an LE or CD from consideration if it was not provided to the consumer. Acceptable documentation is a lender attestation that it was not provided to the consumer. (This is only applicable if the document is not acknowledged by the consumer.) Attestation should be in a separate document that can be included in the loan file.

Seller Comment (2024-07-24): CT XX/XX/XX: Disagree. Difference of APR between disclosures is 0.002, within 0.125% of last disclosed APR.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	TRID timing exception, no remediation available.	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16004250	XXXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets in the amount of $XXXXX are insufficient to meet cash to close of $XXXXX. Final 1008 reflects $XXX,XXX.XX verified, however, additional supporting document is needed to confirm asset verified.
Reviewer Comment (2024-08-05): Documents for EMD in the amount of $XXXX received and verified. Sufficient funds available for cash to close requirement. Exception is cleared.

Seller Comment (2024-08-05): XX/XX/XX KM: XXXXX account and check to show EMD leaving the account in the amount of $XXXX.

Reviewer Comment (2024-07-29): Please provide borrower's bank statement evidencing EMD in the amount of $XXXX has been withdrawn from account. Exception remains.

Seller Comment (2024-07-29): XX/XX/XX KT Hi Team, there is an EMD of XXX that is not being taken into account here, the borrower sent a check for XXX on XX/XX/XX attached here. Thank you!
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16004250	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $400.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing.				Reviewer Comment (2024-07-26): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		FL	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16004250	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XX,XXX.XX exceeds tolerance of $19,461.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing.				Reviewer Comment (2024-07-26): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		FL	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15113569	XXXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of XX.XXXXX% exceeds Guideline total debt ratio of 50.00000%. Lender excluded the installment debt with a monthly payment of $759, but there is insufficient documentation to support exclusion.				Reviewer Comment (2024-08-20): proof of payments by business, exception cleared Seller Comment (2024-08-20): XX/XX/XX TM: 12 consecutive payments were provided showing the borrower's self employed business has been making the payments. There is a voided check to confirm the account belongs to the borrower's business and the most recent year of tax returns has an auto expense included in the cash flow analysis. No further documentation is required to exclude the debt.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15113569	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-08-21): proof of payments by business, exception cleared Seller Comment (2024-08-20): XX/XX/XX TM: (documentation uploaded to original exception for DTI) 12 consecutive payments were provided showing the borrower's self employed business has been making the payments. There is a voided check to confirm the account belongs to the borrower's business and the most recent year of tax returns has an auto expense included in the cash flow analysis. No further documentation is required to exclude the debt.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		NJ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15113569	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX. (XXXXX/Partnership). Extension is in file.				Reviewer Comment (2024-08-21): Client elects to waive. Reviewer Comment (2024-08-20): Extension in file, client to review. Seller Comment (2024-08-20): XX/XX/XX TM: XXXXX guideline B1-1-03 allows for XXXXX returns to be used with the 4868, 7004, and NROR. All necessary documentation was provided with the initial loan package.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15113569	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower.	Lender Credits Fee was last disclosed as -$XXXXX on LE but disclosed as $0.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-08-23): XXXXX received CD along with rate lock extension. Seller Comment (2024-08-21): CT XX/XX/XX: Please see attached Rate Lock Request and corresponding disclosure. Pricing changed due to the lock extension, negative pricing of $XXXX was disclosed on the XX/XX/XX Closing Disclosure.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15113569	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2024-08-21): proof of payments by business, exception cleared Seller Comment (2024-08-20): XX/XX/XX TM: (documentation uploaded to original exception for DTI) 12 consecutive payments were provided showing the borrower's self employed business has been making the payments. There is a voided check to confirm the account belongs to the borrower's business and the most recent year of tax returns has an auto expense included in the cash flow analysis. No further documentation is required to exclude the debt.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15113569	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 50.51757% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 50.51757% moderately exceeds the guideline maximum of 50.00%. Lender excluded the installment debt with a monthly payment of $759, but there is insufficient documentation to support exclusion. (DTI Exception is eligible to be regraded with compensating factors.)				Reviewer Comment (2024-08-20): proof of payments by business, exception cleared Seller Comment (2024-08-20): XX/XX/XX TM: (documentation uploaded to original exception for DTI) 12 consecutive payments were provided showing the borrower's self employed business has been making the payments. There is a voided check to confirm the account belongs to the borrower's business and the most recent year of tax returns has an auto expense included in the cash flow analysis. No further documentation is required to exclude the debt.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15113569	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-08-23): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		NJ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19798547	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19798547	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19798547	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19798547	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-08-14): Client elects to waive. Reviewer Comment (2024-08-14): Client to review. Seller Comment (2024-08-09): (XXXXX) Hello, please see attached XXXXX personal and business extensions.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19798547	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXX.XX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $930.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-08-28): COC was provided for 2nd appraisal fee. Guidelines require 2 appraisals for loan amounts >$2mm.

Reviewer Comment (2024-08-28): XXXXX received rebuttal, but it does not give sufficient information on why the 2nd appraisal fee was added and why investor requested the 2nd appraisal. Please provide documentation of the reason for the addition of the 2nd appraisal fee added What information was received that required the increase in the fee and when was that information received or Cure would be required.

Seller Comment (2024-08-27): (XXXXX) Hello, the 2nd appraisal was added due to the investors request. Due to the loan amount.  Can you please advise if this will be waived?

Reviewer Comment (2024-08-20): XXXXX received updated LE and COC dated XX/XX/XX. but it does not give sufficient information on why the 2nd appraisal fee was added. Please provide documentation of the reason for the addition of the 2nd appraisal fee added What information was received that required the increase in the fee and when was that information received or Cure would be due to borrower.

Seller Comment (2024-08-16): (XXXXX) Hello, Please send attached COC/LE from XX/XX/XX. The borrower did shop, so title endorsement fee is not subject to the Tolerance Violation.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19798547	XXXXX			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-Sign Consent Agreement is missing.				Reviewer Comment (2024-08-13): E-Sign Consent Agreement received and associated. Exception is cleared. Seller Comment (2024-08-08): (XXXXX) Hello, please see attached Proof of eConsent. Thank you	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19798547	XXXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of ___ is greater than Guideline maximum loan amount of ___.	Note loan amount of $XXXXX is greater than Guideline maximum loan amount of $XXXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-08-20): Client elects to waive. Comp factors: 750 FICO, 14mo reserves & SE 23yrs Reviewer Comment (2024-08-20): Client to review. Seller Comment (2024-08-16): (XXXXX) Hello, following up on the status of this condition, it was approved by XXXXX with XXXXX. Reviewer Comment (2024-08-14): Client to review. Seller Comment (2024-08-08): (XXXXX) Hello, please see attached approval from XXXXX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15975147	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXXX is over disclosed by $XXXXX compared to the calculated Amount Financed of $XXXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXXX is under disclosed by $-512.00 compared to the calculated Amount Financed of $XXXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).
Reviewer Comment (2024-08-08): XXXXX received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Seller Comment (2024-08-06): Right to Cancel, LOX & XXXXX - Being Shipped today XX/XX/XX.

Reviewer Comment (2024-07-31): This is a rescindable transaction which requires the re-opening of rescission to complete the cure.  TRID Grid 4.0 Remediation types Row D, Re-open Rescission for Material Disclosure Violations (Rescindable Transactions Only)Within three (3) years of consummation (extended rescission period) 1. Letter of Explanation (not required if new NORTC is signed) 2. Corrected PCCD or detailed LOE re-disclosing correct information 3. Re-open Rescission (new NORTC and new 3-day rescission period) 4. Proof of Delivery (see row 6 and 9 of "Remediation Considerations").  Please provide new RTC and proof of delivery.

Seller Comment (2024-07-31): Please see revised PCCD, LOX, XXXXX Label & Cure Check. Check was delivered XX/XX/XX via Tracking XXXXX.

Reviewer Comment (2024-07-30): Provided shipping label does not show the package has been picked up by the courier. Please provide shipping label for this transaction. This label indicates a delivery to XXXXX.

Seller Comment (2024-07-26): Cure Check has shipped - Delivery for today XX/XX/XX.

Reviewer Comment (2024-07-25): XXXXX received copy of cure refund for total underdisclosure and previously received PCCD, LOE to borrower & proof of mailing.  However, the XXXXX tracking still reflects that only a label was created and has not yet been picked up by carrier.  Provide proof with XXXXX has picked up cure package to finalize cure.

Seller Comment (2024-07-24): Cure Check (Shipping Today).

Reviewer Comment (2024-07-24): XXXXX received Corrected CD, LOE to borrower and proof of mailing.  We are missing a copy of the cure refund of $485 to borrower for the total underdisclosure.  This amt was noted on the LOE to borrower, but did not receive copy of the check.  Additionally, the XXXXX tracking does not reflect the package has been picked up by carrier, and would need proof it was.

Seller Comment (2024-07-23): PCCD, LOX & XXXXX.

Reviewer Comment (2024-07-19): XXXXX received additional information confirming Title-Tax Cert was not life of loan fee.  However, the Finance Charges are still underdisclosed by $485.  The compliance report does not reflect the Subordination Preparation fees of $65, $375 & $25 in the finance charge.  An attestation on the specific purpose of these fees would be needed in order to determine if a finance charge due to the purpose typically is finance charge as it is a fee not typical in a cash only transaction.

Seller Comment (2024-07-17): TRID/Title Explanation - The title fee is for ordering a Tax Cert, it is a one time payment, charged through closing and is not a life-of-loan fee. per the title company.

Reviewer Comment (2024-07-02): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $350,646.35 is under disclosed by $-512.00 compared to the calculated Amount Financed of $350,134.35 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX). (Final/XX/XX/XX)
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		NJ	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15975147	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page XXXXX that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXXX is under disclosed by $XXX.XX compared to the calculated Finance Charge of $XXXXX which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page XXXXX that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXXX is under disclosed by $XXXXX compared to the calculated Finance Charge of $XXXXX which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).
Reviewer Comment (2024-08-08): XXXXX received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Seller Comment (2024-08-06): Right to Cancel, LOX & XXXXX - Being Shipped today XX/XX/XX.

Reviewer Comment (2024-07-31): This is a rescindable transaction which requires the re-opening of rescission to complete the cure.  TRID Grid 4.0 Remediation types Row D, Re-open Rescission for Material Disclosure Violations (Rescindable Transactions Only)Within three (3) years of consummation (extended rescission period) 1. Letter of Explanation (not required if new NORTC is signed) 2. Corrected PCCD or detailed LOE re-disclosing correct information 3. Re-open Rescission (new NORTC and new 3-day rescission period) 4. Proof of Delivery (see row 6 and 9 of "Remediation Considerations").  Please provide new RTC and proof of delivery.

Seller Comment (2024-07-31): Please see revised PCCD, LOX, XXXXX Label & Cure Check. Check was delivered XX/XX/XX via Tracking XXXXX.

Reviewer Comment (2024-07-30): Provided shipping label does not show the package has been picked up by the courier.  Please provide shipping label for this transaction.  This label indicates a delivery to XXXXX.

Seller Comment (2024-07-26): Cure Check has shipped - Delivery for today XX/XX/XX.

Reviewer Comment (2024-07-25): XXXXX received copy of cure refund for total underdisclosure and previously received PCCD, LOE to borrower & proof of mailing.  However, the XXXXX tracking still reflects that only a label was created and has not yet been picked up by carrier.  Provide proof with XXXXX has picked up cure package to finalize cure.

Seller Comment (2024-07-24): Cure Check uploaded & shipping today.

Reviewer Comment (2024-07-24): XXXXX received Corrected CD, LOE to borrower and proof of mailing.  We are missing a copy of the cure refund of $485 to borrower for the total underdisclosure.  This amt was noted on the LOE to borrower, but did not receive copy of the check.  Additionally, the XXXXX tracking does not reflect the package has been picked up by carrier, and would need proof it was.

Seller Comment (2024-07-23): Please see PCCD, LOX & XXXXX uploaded XX/XX/XX.

Reviewer Comment (2024-07-19): XXXXX received additional information confirming Title-Tax Cert was not life of loan fee.  However, the Finance Charges are still underdisclosed by $485.  The compliance report does not reflect the Subordination Preparation fees of $65, $375 & $25 in the finance charge.  An attestation on the specific purpose of these fees would be needed in order to determine if a finance charge due to the purpose typically is finance charge as it is a fee not typical in a cash only transaction.

Seller Comment (2024-07-17): TRID/Title Explanation uploaded XX/XX/XX - The title fee is for ordering a Tax Cert, it is a one time payment, charged through closing and is not a life-of-loan fee. per the title company.

Reviewer Comment (2024-07-02): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XX disclosed an inaccurate Finance Charge on XX that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $651,121.85 is under disclosed by $512.00 compared to the calculated Finance Charge of $651,633.85 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX). (Final/XX/XX/XX)

Reviewer Comment (2024-07-02): While a one-time up front tax determination used in the decisions to extend credit would be excluded from finance charge under 1026.4(c)(7), any portion of a charge for life of loan tax service is considered a finance charge. Without documentation evidencing which portion is for life of loan vs. one time upfront, the entire amount is included in finance charges for testing purposes pursuant to Commentary under 1026.4(c)(7)-3. Please provide documentation evidencing the specific purpose of the fee. Also note, the Finance Charge was under disclosed by $542 and the tax certificate fee was $57, therefore a cure would still be required if the tax certificate fee was excludable.

Seller Comment (2024-07-01): - Tax Cert fee is a one-time fee to verify tax payments and not a finance charge
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		NJ	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12479769	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CO	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12479769	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier receipt by borrower not found in file				Reviewer Comment (2024-09-06): XXXXX received rebuttal suffice. Seller Comment (2024-09-04): (XXXXX) The Disclosure History supports the initial CD being sent on XX/XX/XX, which is within 3 days of the closing. Thank you	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase	TRID timing exception, no remediation available.	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12479769	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	Evidence of earlier receipt by borrower not found in file				Reviewer Comment (2024-09-05): Upon further review removed unsigned blank CD document(s) 0197 and 0198 estimated to be provided on XX/XX/XX, from testing.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16267843	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16267843	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16267843	XXXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file contained proof of receipt of the appraisal prior to the report date of the appraisal in file. Provide a copy of the preliminary appraisal provided prior to the report date of the final appraisal to determine if there were any changes in the value.				Reviewer Comment (2024-08-05): Appraisal received with report date on or before earliest provided date, exception cleared. Seller Comment (2024-08-05): XX/XX/XX kg: please see the attached original appraisal as a reconsideration of value was completed which is allowable and increased the value from $XXXX to $XXXX as an additional comparable sale was included that was more similar to the subject.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19805900	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19805900	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19805900	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.				Reviewer Comment (2024-08-14): XXXXX received e-consent dated XX/XX/XX Seller Comment (2024-08-13): CT XX/XX/XX before borrowers received Initial Disclosures.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12074448	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14127438	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan Designation testing as Higher Priced QM (APOR). Loan XXXXX re-designated to Higher Priced QM (APOR) upon request.				Reviewer Comment (2024-03-29): Client requested to re-designate to HPQM. Buyer Comment (2024-03-27): Please re-designate to HPQM after the final exception has cleared. Compliance support HPQM	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		VA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14127438	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page XXX that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXXX is under disclosed by $125.00 compared to the calculated Finance Charge of $XXXXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $XXXXX Calculated finance charge is $XXXXX Variance of -$XXXXX.				Reviewer Comment (2024-05-01): XXXXX received certification taht title tax cert is one time fee Buyer Comment (2024-04-29): Confirmation regarding tax cert purposes Reviewer Comment (2024-04-25): Please confirm tax certificate fee is for one time upfront tax determination and does not include life of loan services to determine if excludable from finance charges Buyer Comment (2024-04-24): Letter rebuttal	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14127438	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Client requested to re-designate to HPQM. This is an EV2 as a result of re-designation. This exception XXXXX be waived.				Buyer Comment (2024-04-29): Non-issue. Loan was submitted as conforming HPQM	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2		A		B		B		B		A		VA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19265046	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19265046	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19265046	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,102.70 exceeds tolerance of $1,010.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing.				Reviewer Comment (2024-07-15): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19265046	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,102.70 exceeds tolerance of $1,010.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,102.70 exceeds tolerance of $1,010.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-07-22): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-07-18): Please see the attached Final Closing Disclosure and Tolerance Cure breakdown Seller Comment (2024-07-18): Please see the attached Final Closing Disclosure and Tolerance Cure breakdown which shows the borrower was provided a credit at closing for the increase in the Appraisal Fee.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16627465	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16627465	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-09-05): XXXXX received earliest e-consent.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18201950	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18882630	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12646587	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX.XX exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-08-23): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		NC	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12646587	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $236.95 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-08-23): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		NC	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15552835	XXXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15552835	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15552835	XXXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of ___ is less than Cash From Borrower ___.	EMD was not sourced ; without the use of the funds the file is short assets for closing.
Reviewer Comment (2024-08-05): EMD in the amount of $XXXX and Large deposit $XXXX from XXXXX Investments are backed out by borrower. Sufficient funds are available in file for cash to close requirement. Exception is cleared.

Seller Comment (2024-08-02): The EMD was back out of the XXXXX account with a balance of $XXXX -XXXX (EMD) -XXXX (Large Deposit) = $XXXX + the XXXXX retirement account with a balance of $XXXX with the haircuts applied to both accounts the total that can be used towards cash to close is  $XXXX. two liquid accounts were  provided an XXXXX with a balance of  $XXXX and XXXXX with a balance of $XXXX. Total assets documented $XXXX and only $XXXX is required per the final CD.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10271167	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10271167	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.				Reviewer Comment (2024-08-01): VVOE within 10 days of Note date received and verified. Exception is cleared. Seller Comment (2024-08-01): VVOE	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10271167	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.				Reviewer Comment (2024-08-01): VVOE within 10 days of Note date received and verified. Exception is cleared. Seller Comment (2024-08-01): VVOE	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15469612	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing copy of Tax Verification for XXXXX.				Reviewer Comment (2024-07-29): Tax Verification, Revised 1003, 1008 and AUS received and associated. Exception is cleared. Seller Comment (2024-07-29): XX/XX/XX kg: Please see attached updated final 1003 and aus Reviewer Comment (2024-07-22): Final 1003 reflects $XXXX in other payment section out of that considered HOI $XXXX/m and provided tax certificate reflects $XXXXX ($XXXXX/12) only. Please provide supporting documents for remaining amount $XXXXX. Exception remains. Seller Comment (2024-07-19): XX/XX/XX kg: please see attached REO documentation	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15469612	XXXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets in the amount of $XXXXX are insufficient to meet cash to close of $XXXXX. Final 1008 reflects $XXXXX verified, however, unable to verify Earnest Money $XXXXX.
Reviewer Comment (2024-07-22): Received source of EMD deposits. Documents associated and details updated. Sufficient funds available for closing. Exception is cleared.

Seller Comment (2024-07-19): XX/XX/XX The 3 checks attached show the EMD is paid to XXXXX the builder as the subject is new construction The MEMO on the checks also show this is for the EMD for the subject. The EMD totaling $XXXX was paid in 3 separate checks one cashiers check on XX/XX/XX from XXXXX  which the corresponding statement showing the withdrawal on XX/XX/XX. Two checks from XXXXX in the amounts of $XXXX on XX/XX/XX Check #1001 showing on the XXXXXX statement  and $XXXXon XX/XX/XX. Bank statements showing the funds leaving the XXXXX account XXXXX $100,0000 on XX/XX/XX and $XXXX on XX/XX/XX

Seller Comment (2024-07-19): XX/XX/XX The 3 checks attached show the EMD is paid to XXXXX the builder as the subject is new construction The MEMO on the checks also show this is for the EMD for the subject. The EMD totaling $200,000 was paid  in 3 separate checks one cashiers check on XX/XX/XX from XXXXX   which the corresponding statement showing the withdrawal on XX/XX/XX. Two checks from XXXXX in the amounts of $50,000 on XX/XX/XX Check #1001 showing on the XXXXXX statement   and $100,000 on XX/XX/XX. Bank statements showing the funds leaving the XXXXX account XXXXX $100,0000 on XX/XX/XX and $50,000 on XX/XX/XX

Reviewer Comment (2024-07-19): We are unable to determined EMD in the amount of $200,000.00 from provided Bank statement documents. Exception remains.

Seller Comment (2024-07-18): XX/XX/XX kg: please see attached
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15469612	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $817.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-07-10): Sufficient Cure Provided within 60 Days of Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		MO	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15469612	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $751.45 exceeds tolerance of $175.00. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-07-10): Sufficient Cure Provided within 60 Days of Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		MO	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15469612	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $11.00 exceeds tolerance of $8.00. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-07-10): Sufficient Cure Provided within 60 Days of Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		MO	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15075634	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14266569	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and 1040's and business returns.				Reviewer Comment (2024-08-29): Client elects to waive. Reviewer Comment (2024-08-28): Client to review. Seller Comment (2024-08-21): XX/XX/XX TT: Per XXXXX b1-1-03, the XXXXX returns are acceptable to use, as long as the extensions were documented and NROR transcripts are received, showing that the XXXXX tax returns have not been filed yet. Providing extension documents as well as NROR transcripts for XXXXX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14266569	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and 1040's and business returns.				Reviewer Comment (2024-08-29): Client elects to waive. Reviewer Comment (2024-08-28): Client to review. Seller Comment (2024-08-21): XX/XX/XX TT: Per XXXXX b1-1-03, the XXXXX returns are acceptable to use, as long as the extensions were documented and NROR transcripts are received, showing that the XXXXX tax returns have not been filed yet. Providing extension documents as well as NROR transcripts for XXXXX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14421729	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Designation is testing as Higher Priced QM (APOR). Loan may be re-designated as Higher Priced QM (APOR) upon request to investor GS.				Reviewer Comment (2024-02-02): XXXXX will take HPQM. Loan approved as HPQM. EV2 exception set. Buyer Comment (2024-01-31): Please re-designate to HPQM, compliance report supports HPQM	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14421729	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX.XX exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-30): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14421729	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-30): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14421729	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $XXX.XX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-30): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14421729	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	HPQM is acceptable for XXXXX.				Buyer Comment (2024-02-02): Acknowledged non material	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2		A		B		B		B		A		FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14621444	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of X.XXXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXXXX or X.XXXXX%).	Fannie Mae Points and Fees exceed allowable threshold by $XXXXX or X.XXXXX%.				Reviewer Comment (2024-08-15): Offset applied for seller paid discount points. Seller Comment (2024-08-12): A portion of the fee's are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14621444	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $XXXXX Insufficient or no cure was provided to the borrower.	Loan Discount Points Fee was last disclosed as $XXXXX on LE but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-08-13): XXXXX received exception comment and rate lock for relock of loan. Seller Comment (2024-08-12): CT XX/XX/XX: Please see attached Rate Lock Request and corresponding disclosure. On XX/XX/XX the Rate changed, negative pricing of $XXXX was disclosed on the XX/XX/XX Closing Disclosure.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14621444	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-08-15): Offset applied for seller paid discount points. Seller Comment (2024-08-12): A portion of the fee's are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		AZ	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18183711	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-08-15): XXXXX received disclosure tracking for initial CD. Seller Comment (2024-08-13): Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX/XX/XX and consented to it on XX/XX/XX. This meets the 3 business days before the closing date of XX/XX/XX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18183711	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15388219	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $X,XXX.XX exceeds tolerance of $820.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee amount of $XXXX.XX exceeds tolerance of $820.00. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2024-07-26): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		MI	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15388219	XXXXX			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	The file is missing documentation from lender/seller confirming the condo is warrantable project.				Reviewer Comment (2024-08-06): Warrantable Project Attestation Form received and associated. Exception is cleared. Seller Comment (2024-08-05): XX/XX/XX AMB: Please see attached	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19560556	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing copy of personal tax return for the year XXXXX. Evidence of Tax Return Filing Extension is provided for the year XXXXX. Also, the file contains the copy of Personal Tax Returns for the year XXXXX and XXXXX.
Reviewer Comment (2024-08-08): Client elects to waive.

Seller Comment (2024-08-06): XX/XX/XX TM: Per XXXXX guideline 5302.4, if the Borrower has not filed the XXXXX tax return(s) with the IRS, the most recent tax returns must be no older than XXXXX. Required documentation includes: 1). IRS confirmation verifying tax transcript(s) are not yet available for the tax return(s) (individual, and business, if applicable) from the XXXXX tax year and 2). Evidence of completed IRS tax filing extension(s) for the XXXXX tax year (e.g., if using IRS tax extension forms to evidence tax filing extension, include IRS Form(s) 4868 and/or 7004, as applicable). Both of these were provided in the original loan file.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10132223	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		ME	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10132223	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	XXXXX personal return extension in file; missing XXXXX business return extension.				Reviewer Comment (2024-08-01): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		ME	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10132223	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX.XX exceeds tolerance of $495.00. Insufficient or no cure was provided to the borrower.	Transfer Fee was last disclosed as $XXX.XX on LE but disclosed as $XXX.XX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $495.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-08-22): XXXXX Received PCCD, LOE, Refund Check and Proof of Mailing

Seller Comment (2024-08-21): EVID BORR REFUND

Reviewer Comment (2024-08-09): XXXXX received COC dated XX/XX/XX, however we require additional information regarding when lender became aware of the seller an out of state resident and additional supporting document and purchase agreement addendum to re-evaluate the exception.

Seller Comment (2024-08-08): XX/XX/XX COC

Reviewer Comment (2024-08-07): XXXXX received Changed Circumstance dated XX/XX/XX, but it does not give sufficient information on why the transfer tax fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-08-05): XX/XX/XX COC
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		ME	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10132223	XXXXX			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXXXX Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
Reviewer Comment (2024-08-13): Additional coverage updated from Replacement Cost Estimator and document associated. Sufficient amount of insurance coverage available. Exception is cleared.

Seller Comment (2024-08-13): RCE

Reviewer Comment (2024-08-06): HOI coverage is short by $XXXX.
We require coverage amount of $XXXX (80% of Appraised value $XXXX) and we have only $XXXX coverage amount per Hazard Insurance policy in file. Provide updated policy reflecting minimum coverage of $XXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount. Exception remains.

Seller Comment (2024-08-05): The binder does have "Replacement Cost" verbiage
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		ME	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10132223	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file is missing a copy of mortgage statement for property located at XXXXX; mortgage is not reported on credit.				Reviewer Comment (2024-08-02): Received mortgage statements verified and updated the details. Exception Cleared. Seller Comment (2024-08-01): MTG STATEMENT	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		ME	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10132223	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Based on the application date the XXXXX business returns were due; file is missing a copy of the 1120S and schedule K1; evidence of the extension was not in file				Reviewer Comment (2024-08-06): Business Tax Return Extension received and associated. Exception is cleared. Seller Comment (2024-08-05): TAX EXTENSION FORM	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		ME	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16715326	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-08-28): Received lease agreement. Exception cleared.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		WA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16715326	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - REO 25% Method	General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records.	XXXXX The file is missing A copy of lease agreement or Comparable rent document is missing.				Reviewer Comment (2024-08-28): Received lease agreement. Exception cleared. Seller Comment (2024-08-27): Lease Agreement	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16715326	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Borrower recently joined new employer "XXXXX" The file is missing copy of employer letter and offer letter.				Reviewer Comment (2024-08-27): Employer Letter associated and details updated. Exception is cleared. Seller Comment (2024-08-27): Offer Letter	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16715326	XXXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		The file is missing a copy of AUS.				Reviewer Comment (2024-08-27): AUS associated and details updated. Exception is cleared. Seller Comment (2024-08-27): AUS	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13818931	XXXXX			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.				Reviewer Comment (2024-08-01): Client elects to waive. Seller Comment (2024-07-30): XX/XX/XX AMB: Please see the attached final closing disclosure that matches the initial escrow statement.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase
If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.
																																						B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13818931	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The file was missing a copy of the final title policy.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13818931	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11936006	XXXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Amount of required reserved and funds to close is not visible on the AUS in file.				Reviewer Comment (2024-08-02): missing page of the AUS provided, exception cleared Seller Comment (2024-08-01): XX/XX/XX TT: please see attached Reviewer Comment (2024-07-30): missing page of the AUS provided, exception cleared Seller Comment (2024-07-30): XX/XX/XX TT: please see attached	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14949920	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX.XX exceeds tolerance of $715.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX.XX exceeds tolerance of $715.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-08-05): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		OH	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14949920	XXXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-28): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		OH	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12398365	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		HI	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12398365	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX.XX exceeds tolerance of $1,450.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $XXXX.XX on LE but disclosed as $XXXX.XX on Final Closing Disclosure. File does not contain a valid COC for this fee, Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-08-06): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		HI	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12398365	XXXXX			Credit	Insurance	Insurance Analysis	Insurance	The Flood Insurance Policy effective date is after the Note Date.		The Flood Insurance policy effective date is after the note date.				Reviewer Comment (2024-08-13): Current Flood Insurance Policy received and associated. Exception is cleared. Seller Comment (2024-08-12): XX/XX/XX MM: Please see attached copy of the XXXXX-XXXXX policy. Policy uploaded was the renewal.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		HI	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12398365	XXXXX			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2024-08-20): Final title provided.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		HI	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12398365	XXXXX			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-08-20): Received and associated Final Title Policy with amount of title insurance coverage. Exception is cleared. Seller Comment (2024-08-19): XX/XX/XX RF please see attached title policy reflecting the correct loan amount of $XXXXX, please clear thank you	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		HI	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19048501	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19048501	XXXXX			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate Lock Agreement not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19048501	XXXXX			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		Rate Lock Agreement is Missing.				Reviewer Comment (2024-08-01): Received Rate lock document, verified and updated details accordingly. Hence, exception cleared. Seller Comment (2024-07-31): CT XX/XX/XX: Please see attached Rate Lock sheets and corresponding disclosure	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19048501	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final signed and dated 1003 is missing.				Reviewer Comment (2024-08-01): Final 1003 associated and details updated. Exception is cleared. Seller Comment (2024-08-01): XX/XX/XX RF please see attached final signed loan application, please clear thank you	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19048501	XXXXX			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial Escrow Disclosure not provided.				Reviewer Comment (2024-08-08): Client elects to waive. Seller Comment (2024-08-07): Please see attached.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15580233	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Final/XX/XX/XX)				Reviewer Comment (2024-08-29): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		DE	Second Home	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19750143	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-08-06): Undiscounted rate and price received. Seller Comment (2024-08-01): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19750143	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of 3.30319% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXXX.XX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $3,179.73 or .30319%).	QM Points and Fees threshold exceeded by $XXXX.XX or .30319%.				Reviewer Comment (2024-08-06): Undiscounted rate and price received. Seller Comment (2024-08-01): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19750143	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-08-01): XXXXX received lender attestation that XX/XX/XX CD was balancing and not issued to borrower. Seller Comment (2024-08-01): The CD with an issue date of XX/XX/XX is an external CD from the Title company to help them balance our wire and was NOT issued to the borrower. Please remove this CD from your analysis.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19750143	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-08-01): XXXXX received lender attestation that XX/XX/XX CD was balancing and not issued to borrower. Seller Comment (2024-08-01): The CD with an issue date of XX/XX/XX is an external CD from the Title company to help them balance our wire and was NOT issued to the borrower. Please remove this CD from your analysis.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17671388	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-08-27): XXXXX received XX/XX/XX Initial CD, 3 business days prior to the consummation. Seller Comment (2024-08-26): Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX/XX/XX and consented to it on XX/XX/XX. This meets the 3 business days before the closing date of XX/XX/XX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17671388	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX.XX exceeds tolerance of $72.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX.XX exceeds tolerance of $72.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-08-21): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		NC	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11295492	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11295492	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11295492	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-08-14): Client elects to waive. Seller Comment (2024-08-12): XXXXX transcripts Reviewer Comment (2024-08-08): Client to review.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11295492	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier receipt by borrower not found in file				Reviewer Comment (2024-08-13): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Seller Comment (2024-08-12): icd	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11295492	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $XXX.XX exceeds tolerance of $90.00. Sufficient or excess cure was provided to the borrower at Closing.	Collateral Desktop Analysis fee Amount of $XXX.XX exceeds tolerance of $90.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-08-06): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11295492	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file is missing REO statements for properties located at XXXXX and XXXXX
Reviewer Comment (2024-08-14): Received and verified REO documents for the properties XXXXX and XXXXX. Exception is cleared.

Seller Comment (2024-08-14): Borrower has not purchased that property.  It is a new construction property and did not have insurance for the property until property is complete.   Estimate was used based on application as borrower will not have insurance on the property until it is completed.

Reviewer Comment (2024-08-12): Final 1003 reflects $XXXX in other payment section for property located at XXXXX. Please provide supporting documents for the same. Exception remains.

Seller Comment (2024-08-12): reo
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12186504	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12186504	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12186504	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-21): Client elects to waive. Reviewer Comment (2024-08-15): Client to review.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12186504	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-21): Client elects to waive. Reviewer Comment (2024-08-15): Client to review.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12186504	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-21): Client elects to waive. Reviewer Comment (2024-08-15): Client to review.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12186504	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX.XX exceeds tolerance of $730.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-08-13): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12186504	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX.XX exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-08-13): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12186504	XXXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		File is missing the AUS required for this review.				Reviewer Comment (2024-08-22): AUS associated and details updated. Exception is cleared. Seller Comment (2024-08-22): XX/XX/XX KT Please see attached	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13391236	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XX.XX exceeds tolerance of $50.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XX.XX exceeds tolerance of $50.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-08-09): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-08-08): CT XX/XX/XX: Please see attached Closing Disclosure reflecting a tolerance credit of $XX/XX/XX0 for the Credit Report fee	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13391236	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX.XX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX.XX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-08-29): XXXXX Received Corrected PCCD, LOE, Refund Check and Proof of Mailing Seller Comment (2024-08-28): Please see attached	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17520573	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX.XX exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Re-Inspection Fee was last disclosed as $XXX.XX on LE but disclosed as $XXX.XX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $125.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-08-07): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12062230	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX.XX exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient Cure provided at Closing.				Reviewer Comment (2024-08-14): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15584236	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-08): Client elects to waive. Reviewer Comment (2024-08-05): Client to review.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15584236	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-08): Client elects to waive. Reviewer Comment (2024-08-05): Client to review.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15584236	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXXX is over disclosed by $347.93 compared to the calculated Amount Financed of $XXXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $XXXXX Calculated finance charge is $XXXXX Variance of $347.93				Reviewer Comment (2024-08-27): XXXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Seller Comment (2024-08-23): Please see the attached Letter of Explanation, Refund Check, PCCD, and Proof of Delivery.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15584236	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page XXX that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXXX is under disclosed by $XXX.XX compared to the calculated Finance Charge of $XXXXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $XXXXX Calculated finance charge is $XXXXX. Variance of $347.93				Reviewer Comment (2024-08-27): XXXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Seller Comment (2024-08-23): Please see the attached Letter of Explanation, Refund Check, PCCD, and Proof of Delivery.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15584236	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.					Reviewer Comment (2024-08-27): XXXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-08-23): Please see the attached Letter of Explanation, Refund Check, PCCD, and Proof of Delivery.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15584236	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Final Closing Disclosure provided on XX/XX/XX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.				Reviewer Comment (2024-08-27): XXXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-08-23): Please see the attached Letter of Explanation, Refund Check, PCCD, and Proof of Delivery.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17836655	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10961419	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower.	Lender Credits was last disclosed as $XXXXX on LE but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-08-05): XXXXX received valid COC and rate lock dated XX/XX/XX. Seller Comment (2024-08-02): CT XX/XX/XX: Please see attached Rate Lock Request and corresponding disclosure. On XX/XX/XX the LTV changed, affecting the LLPA, negative pricing of $XXXX was disclosed on the XX/XX/XX Closing Disclosure.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10961419	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16700798	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.				Reviewer Comment (2024-08-22): XXXXX received disclosure summary for initial CD. Seller Comment (2024-08-21): Please see the attached Closing Disclosure and TRID worksheet with proof that both borrowers were sent an Initial Closing Disclosure on XX/XX/XX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16700798	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-08-22): XXXXX received valid COC document.

Seller Comment (2024-08-21): A Rate change took place on XX/XX/XX taking the rate form 7.750% to 7.625% Due to this there was an adjustment to the pricing for the rate form -1.103% or -$XXXX3 to -0.821% or -$XXXX. Than on XX/XX/XX the borrower requested to change to Borrower paid Comp to reduce discount points causing pricing to go from -1.103% or -$XXXX to -0.821% or -$XXXX. On XX/XX/XX a Closing disclosure went out to the borrower to redisclose the Lender Credits being -$XXXX and Discount points becoming a charge for the rate at $0.00.  Please see attached Closing disclosures, rate lock confirmation forms, and Change of Circumstance form.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16922062	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16922062	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-08): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16922062	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-28): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16922062	XXXXX			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXXXX Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-08-05): Additional coverage updated from Replacement Cost Estimator and document associated. Sufficient amount of insurance coverage available. Exception is cleared. Seller Comment (2024-08-02): Replacement Cost Estimator	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11195549	XXXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing.				Reviewer Comment (2024-08-14): Fraud Report received and associated. Exception is cleared. Seller Comment (2024-08-13): XX/XX/XX TT: please see attached	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15796591	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11929902	XXXXX			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XXXXX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of the application date.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11929902	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-08-16): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Seller Comment (2024-08-15): CT XX/XX/XX5: Please see attached Closing Disclosure	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14606271	XXXXX			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXXXX. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-08-09): Additional coverage updated from Replacement Cost Estimator and document associated. Sufficient amount of insurance coverage available. Exception is cleared. Seller Comment (2024-08-08): XX/XX/XX TM: The RCE is attached which confirms we have sufficient dwelling coverage on the subject property.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11076217	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-8,823.00 exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-08-12): XXXXX Received Lock document along with supporting comment on the exception for pricing change. Seller Comment (2024-08-09): CT XX/XX/XX: Please see attached Rate Lock Request and corresponding disclosure. On XX/XX/XX the LTV changed, affecting the LLPA, negative pricing of $-8,823.00 was disclosed on the XX/XX/XX Loan Estimate.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11076217	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX.XX exceeds tolerance of $730.00. Insufficient or no cure was provided to the borrower.	Appraisal fee increased without a valid change in circumstance or cure provided.				Reviewer Comment (2024-08-12): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-08-09): CT XX/XX/XX: Please see attached Closing Disclosure reflecting a tolerance credit of $XXX.XX for the Appraisal fee	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11076217	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX.XX exceeds tolerance of $730.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.				Reviewer Comment (2024-08-12): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		TX	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13428736	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Extension in file.				Reviewer Comment (2024-08-21): Client elects to waive. Reviewer Comment (2024-08-19): Extension in file, client to review. Seller Comment (2024-08-19): XX/XX/XX MM: Provided the XXXXX tax return extension and business return extension document in the file. Sine we have the EXT from XXXXX we are using the most recent year from XXXXX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13428736	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Extension in file.				Reviewer Comment (2024-08-21): Client elects to waive. Reviewer Comment (2024-08-19): Extension in file, client to review. Seller Comment (2024-08-19): XX/XX/XX MM: Since we have the XXXXX EXT documents then we would be only able to use the XXXXX returns to calculate that income. Since the borrowers has a loss for that year we hit them for the full XXXXX loss amount reporting.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13428736	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-28): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19080009	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2024-08-06): Received Post Disaster inspection report, inspection date updated and document associated. Exception is cleared. Seller Comment (2024-08-06): Please see attached.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19080009	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		MN	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19080009	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		MN	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19080009	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	File contains XXXXX business and personal returns; XXXXX business and personal extension in file.				Reviewer Comment (2024-08-08): Client elects to waive. Reviewer Comment (2024-08-06): Client to review Seller Comment (2024-08-02): XX/XX/XX TT: Please see attached	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		MN	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12526468	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11124912	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-08): Client elects to waive. Reviewer Comment (2024-08-05): Evidence of extension provided in file for XXXXX. Client to review. Seller Comment (2024-08-05): XX/XX/XX TT: Providing evidence that borrower filed for extension on the XXXXX taxes, making the XXXXX tax returns acceptable to use to calculate the borrower's income	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11124912	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-08): Client elects to waive. Reviewer Comment (2024-08-05): Evidence of extension provided in file for XXXXX. Client to review. Seller Comment (2024-08-05): XX/XX/XX TT: Providing evidence that borrower filed for extension on the XXXXX taxes, making the XXXXX tax returns acceptable to use to calculate the borrower's income	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11124912	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-08): Client elects to waive. Reviewer Comment (2024-08-05): Evidence of extension provided in file for XXXXX. Client to review. Seller Comment (2024-08-05): XX/XX/XX TT: Providing evidence that borrower filed for extension on the XXXXX taxes, making the XXXXX tax returns acceptable to use to calculate the borrower's income	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11124912	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-08): Client elects to waive. Reviewer Comment (2024-08-05): Evidence of extension provided in file for XXXXX. Client to review. Seller Comment (2024-08-05): XX/XX/XX TT: Providing evidence that borrower filed for extension on the XXXXX taxes, making the XXXXX tax returns acceptable to use to calculate the borrower's income	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11124912	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-08): Client elects to waive. Reviewer Comment (2024-08-05): Evidence of extension provided in file for XXXXX. Client to review. Seller Comment (2024-08-05): XX/XX/XX TT: Providing evidence that borrower filed for extension on the XXXXX taxes, making the XXXXX tax returns acceptable to use to calculate the borrower's income	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11124912	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-08): Client elects to waive. Reviewer Comment (2024-08-05): Evidence of extension provided in file for XXXXX. Client to review. Seller Comment (2024-08-05): XX/XX/XX TT: Providing evidence that borrower filed for extension on the XXXXX taxes, making the XXXXX tax returns acceptable to use to calculate the borrower's income	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10318106	XXXXX			Compliance	Compliance	Federal Compliance	Flood	Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone	Loan originated post XXXXX, the subject property is in a flood zone, flood insurance is not escrowed.	The subject property is in a flood zone, flood insurance is not escrowed.				Reviewer Comment (2024-09-04): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		GA	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10318106	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX.XX exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX.XX exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)				Reviewer Comment (2024-08-27): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		GA	Second Home	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10318106	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $XXX.XX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $XXX.XX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-08-27): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		GA	Second Home	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19713339	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19713339	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19713339	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX.XX exceeds tolerance of $920.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-08-09): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18924471	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10783027	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		VT	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19352066	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $XXX.XX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $XXX.XX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-07-31): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2024-07-29): Cure Check has shipped; delivery ETA XX/XX/XX.

Reviewer Comment (2024-07-29): XXXXX received PCCD, LOE, Proof of Mailing and Copy of check. XXXXX  tracking indicates label has been created, but package has not been shipped. Copy of check required to cure.

Seller Comment (2024-07-26): PCCD, LOX, XXXXX & Cure Check shipping today.

Reviewer Comment (2024-07-24): XXXXX received Changed Circumstance dated XX/XX/XX,  but it does not give sufficient information on why the fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-07-23): COC
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19352066	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12038412	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX and XXXXX. The file contained a copy of the XXXXX, 1040's and business returns.				Reviewer Comment (2024-08-29): Client elects to waive. Reviewer Comment (2024-08-27): Extension is in file, client to review. Seller Comment (2024-08-27): XX/XX/XX TT: Per XXXXX b1-1-03, the XXXXX taxes can be used for qualification if lender obtains the extension documents as well as tax transcripts showing NROR for XXXXX. Providing extension documents as well as NROR XXXXX tax transcripts	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12038412	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX and XXXXX. The file contained a copy of the XXXXX, 1040's and business returns.				Reviewer Comment (2024-08-29): Client elects to waive. Reviewer Comment (2024-08-27): Extension is in file, client to review. Seller Comment (2024-08-27): XX/XX/XX TT: Per XXXXX b1-1-03, the XXXXX taxes can be used for qualification if lender obtains the extension documents as well as tax transcripts showing NROR for XXXXX. Providing extension documents as well as NROR XXXXX tax transcripts	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11573843	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11573843	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-29): Client elects to waive. Reviewer Comment (2024-08-28): Client to review. Seller Comment (2024-08-21): TT: Per XXXXX b1-1-03, the XXXXX returns are acceptable to use, as long as the extensions were documented and NROR transcripts are received, showing that the XXXXX tax returns have not been filed yet. Providing extension documents as well as NROR transcripts for XXXXX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11573843	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-29): Client elects to waive. Reviewer Comment (2024-08-28): Client to review. Seller Comment (2024-08-21): TT: Per XXXXX b1-1-03, the XXXXX returns are acceptable to use, as long as the extensions were documented and NROR transcripts are received, showing that the XXXXX tax returns have not been filed yet. Providing extension documents as well as NROR transcripts for XXXXX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11573843	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-29): Client elects to waive. Reviewer Comment (2024-08-28): Client to review. Seller Comment (2024-08-21): TT: Per XXXXX b1-1-03, the XXXXX returns are acceptable to use, as long as the extensions were documented and NROR transcripts are received, showing that the XXXXX tax returns have not been filed yet. Providing extension documents as well as NROR transcripts for XXXXX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11573843	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns.; however evidence of extension for both in file. XXXXX/XXXXX personal and XXXXX business were provided.				Reviewer Comment (2024-08-29): Client elects to waive. Reviewer Comment (2024-08-28): Client to review. Seller Comment (2024-08-21): XX/XX/XX TT: TT: Per XXXXX b1-1-03, the XXXXX returns are acceptable to use, as long as the extensions were documented and NROR transcripts are received, showing that the XXXXX tax returns have not been filed yet. Providing extension documents as well as NROR transcripts for XXXXX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11573843	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Final Closing Disclosure provided on XX/XX/XX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.				Reviewer Comment (2024-08-29): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Purchase	Good Faith Redisclosure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11573843	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-28): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12071800	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Appraisal - ECOA Receipt of Appraisal without waiver OR after waiver.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12071800	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure (QM Points and Fees). This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-07-25): Undiscounted rate and undiscounted rate price of $0 was provided. Seller Comment (2024-07-23): A portion of the fee's are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges. The Undiscounted Interest Rate Price is $0. Seller Comment (2024-07-23): A portion of the fee's are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12071800	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of X.XXXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $39,045.20 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $8,611.87 or .84892%).	QM Points and Fees threshold exceeded by $XXXX.XX or .85335%.				Reviewer Comment (2024-07-25): Undiscounted rate and undiscounted rate price of $0 was provided. Seller Comment (2024-07-23): A portion of the fee's are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges. The Undiscounted Interest Rate Price is $0. Reviewer Comment (2024-07-22): Provide a brief comment here verifying the price for the par rate is 0. If the QM Results page provided verifying the par rate had something listed on it stating "Par = 0" we could accept that going forward with these exceptions.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12071800	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX.XX exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Re-Inspection Fee was last disclosed as $XXX.XX on LE but disclosed as $XXX.XX on Final Closing Disclosure. File does not contain a valid COC for this fee, excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-18): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12071800	XXXXX			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-07-26): CDA associated and details updated. Exception is cleared. Seller Comment (2024-07-25): XX/XX/XX AMB: Please see the attached secondary valuation.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12071800	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.				Reviewer Comment (2024-07-18): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12071800	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-07-24): XXXXX received proof of receipt. Seller Comment (2024-07-24): CT XX/XX/XX: Please see attached Loan Estimate received XX/XX/XX, 4 days prior to closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13237054	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan Designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-08-21): undiscounted rate price provided, exception cleared Seller Comment (2024-08-20): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0. A portion of the fee's are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		NV	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13237054	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of X.XXXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXXX.XX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $845.96 or .19588%).	Points and Fees on subject loan of X.XXXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXXX.XX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX(an overage of $845.96 or .19588%).				Reviewer Comment (2024-08-21): undiscounted rate price provided, exception cleared Seller Comment (2024-08-20): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0. A portion of the fee's are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13237054	XXXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Title Policy Amount of $440,000.00 is less than the note amount of $XXXXX based on the Commitment in file.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NV	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15062956	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.						XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18308090	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18308090	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX.XX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-08-02): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18921930	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18921930	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier receipt by borrower not found in file				Reviewer Comment (2024-08-21): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Seller Comment (2024-08-19): Please see attached CD XX/XX/XX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18019414	XXXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of XX.XXXXX% exceeds Guideline total debt ratio of 50.00000%. Due to rental income.
Reviewer Comment (2024-08-30): Both the borrower's added on rental property XXXXX as per mortgage statement due to which rental calculation adjusted. Currently DTI is within guidelines limit. Exception is cleared.

Seller Comment (2024-08-30): XX/XX/XX KT Hi Team, I believe that the rental income should be considered together all as one loss resulting in an adidtion to the liabilities of XXXX total and income stays at XXXX. This netted view of the rental income is accurate and comes out with a DTI of XXXX%. Splitting them as a rental loss and income is where the increased DTI being shown here is coming from.

Reviewer Comment (2024-08-29): Rental loss is $XXXX however rental income is also considered in the amount of $XXXX. Please find below calculation:
For REO property XXXXX rental loss is $XXXX,
for property XXXXX rental income is $XXXX and
for property XXXXX rental income is $XXXX.
Please note that, rental income is already considered for XXXXX from Schedule E of XXXXX. Exception remains.

Seller Comment (2024-08-28): XX/XX/XX KT Hi Team, it looks like the netted rental income with all XXXX properties combined comes out to a XXXX/month loss, it is currently in the system at more than double that. Can you explain why we cannot use Sch E from the tax returns to calculate rental income on XXXXX and XXXXX? Thank you
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18019414	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall exception due to DTI.				Reviewer Comment (2024-09-03): Both the borrower's added on rental property XXXXX as per mortgage statement due to which rental calculation adjusted. Currently DTI is within guidelines limit. Exception is cleared. Seller Comment (2024-08-30): XX/XX/XX KT Please rescind, main condition for this was cleared! Thank you,	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		MD	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18019414	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of XX.XXXXX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of XX.XXXXX% moderately exceeds the guideline maximum of 50.00%.				Reviewer Comment (2024-09-03): Both the borrower's added on rental property XXXXX as per mortgage statement due to which rental calculation adjusted. Currently DTI is within guidelines limit. Exception is cleared. Seller Comment (2024-08-30): XX/XX/XX KT Please rescind, main condition for this was cleared! Thank you,	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18019414	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall exception due to DTI				Reviewer Comment (2024-09-03): Both the borrower's added on rental property XXXXX as per mortgage statement due to which rental calculation adjusted. Currently DTI is within guidelines limit. Exception is cleared. Seller Comment (2024-08-30): XX/XX/XX KT Please rescind, main condition for this was cleared! Thank you,	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13769607	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11119400	XXXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14491459	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-08-05): Undiscounted rate and undiscounted rate price provided, exception cleared Seller Comment (2024-08-05): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		MI	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14491459	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of X.XXXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXXX.XX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $203.09 or .02636%).	QM Points and Fees threshold exceeded by $XXX.XX or .XXXXX%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-08-05): Undiscounted rate and undiscounted rate price provided, exception cleared Seller Comment (2024-08-05): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14491459	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX.XX exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-07-31): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		MI	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17120549	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX.XX exceeds tolerance of $641.00 plus 10% or $705.10. Sufficient or excess cure was provided to the borrower at Closing.	10%tolerance was exceeded by $XX.XX due to increase of Recording fee in CD. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-08-28): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19830933	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file was missing a copy of recent 1040 tax returns. Extension is in file.				Reviewer Comment (2024-08-14): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19830933	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file was missing a copy of recent 1040 tax returns. Extension is in file.				Reviewer Comment (2024-08-14): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12231074	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12231074	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12231074	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10369956	XXXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10369956	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $164.00 exceeds tolerance of $162.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $164.00 exceeds tolerance of $162.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-08-07): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14832337	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-21): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11917710	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11917710	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-14): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11917710	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,785.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,785.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-08-08): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11917710	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX.XX exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX.XX exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-08-08): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12441216	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX.XX exceeds tolerance of $850.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $XXX.XX on LE but disclosed as $XXX.XX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $73.60, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-08-27): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16986930	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15251843	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.
Reviewer Comment (2024-08-16): Offset provided for seller paid discount points.

Seller Comment (2024-08-13): TB XX/XX/XX A portion of the fee's are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges.

Seller Comment (2024-08-13): Please disregard previous comment and documents

Seller Comment (2024-08-13): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15251843	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of X.XXXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXXXXor 1.78114%).	Cure for tolerance violations offset by principal reduction. Corrected PC CD, Letter borrower advising of reduction to principal and new balance borrower is liable for, and proof of reduction applied to principal required.
Reviewer Comment (2024-08-16): Offset provided for seller paid discount points.

Seller Comment (2024-08-13): TB XX/XX/XX A portion of the fee's are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges.

Seller Comment (2024-08-13): Please disregard previous comment and documents

Seller Comment (2024-08-13): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16618101	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification of appraisal was delivered to borrower was not provided					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14181378	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail due to Loan failing QM Points and Fees testing.				Reviewer Comment (2024-08-16): undiscounted rate price provided, exception cleared Seller Comment (2024-08-16): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14181378	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of 3.90697% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXXXX or .90697%).	QM Points and Fees threshold exceeded by $XXXXX or .90697%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-08-16): undiscounted rate price provided, exception cleared Seller Comment (2024-08-16): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14181378	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX. (XXXXX/C-Corp 1120). No extension was provided in file.				Reviewer Comment (2024-08-16): undiscounted rate price provided, exception cleared	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10905417	XXXXX			Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	- Issue Date: ___; Received Date: ___; Signed Date: ___	Closing Disclosure: Issue Date: XX/XX/XX; Received Date: XX/XX/XX; Signed Date: XX/XX/XX Dates are not in chronological order. Date Issued should be prior to Date Received and Date Received should be prior to Signed Date				Reviewer Comment (2024-08-14): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15764663	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX.XX exceeds tolerance of $1,255.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX.XX exceeds tolerance of $1,255.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-09-03): XXXXX received valid COC dated XX/XX/XX.

Seller Comment (2024-08-29): Please see attached accepted Change Of Circumstances Request, and Underwriting CDA Condition. There was a valid COFC accepted for adding the Collateral Desktop Analysis Fee.  Please see attached UW condition, the Underwriter conditioned for a Secondary property valuation  on XX/XX/XX in order to proceed with underwriter. A Closing Disclosure went out the same day to the borrower. Please see the attached TRID worksheet and Closing disclosure.

Reviewer Comment (2024-08-29): XXXXX received COC dated XX/XX/XX, but a corresponding CD was not provided within 3 days of COC.  Please provide CD for further analysis.

Seller Comment (2024-08-27): Please see attached accepted Change Of Circumstances Request, and Underwriting CDA Condition. There was a valid COFC accepted for adding the Collateral Desktop Analysis Fee.  Please see attached UW condition, the Underwriter conditioned for a Secondary property valuation  on XX/XX/XX in order to proceed with underwriter.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		ME	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10682459	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-08-14): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10682459	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-08-14): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10682459	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-08-14): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10682459	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-08-14): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10682459	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-08-14): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10682459	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-08-14): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10682459	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-08-14): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10682459	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-08-14): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10682459	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-08-14): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10682459	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-08-14): Client elects to waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10682459	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX.XX exceeds tolerance of $875.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX.XX exceeds tolerance of $875.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-08-08): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18880270	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/XX/XX)				Reviewer Comment (2024-08-23): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Seller Comment (2024-08-22): Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX/XX/XX and consented to it on XX/XX/XX. This meets the 3 business days before the closing date of XX/XX/XX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18880270	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXXX.XX exceeds tolerance of $-18,016.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXXX.XX exceeds tolerance of $-18,016.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-08-23): XXXXX Received revised CD XX/XX/XX along with supporting comments and rate lock Seller Comment (2024-08-22): Assets and liabilities were updated by underwriting on XX/XX/XX which Decreased the FICO to XXXX from XXXX (XX/XX/XX) which decreased loan level pricing adjusters. A Closing Disclosure went out the same day to the borrower. Please see the attached Lock Confirmation and Closing disclosure.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18880270	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17425895	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX and XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-14): Client elects to waive. Seller Comment (2024-08-08): XX/XX/XX TT: providing XXXXX returns and evidence borrower had an extension on their XXXXX returns. Acceptable to use XXXXX per XXXXX b1-1-03	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		UT	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17425895	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall due to compliance exception.				Reviewer Comment (2024-08-14): undiscounted rate price provided, exception cleared Seller Comment (2024-08-09): CT XX/XX/XX: See attached passing QM test with highlighted APR and APOR calculation reflecting less than 1.5%. The difference between the APR vs APOR is 1.496%, this loan XXXXX be designated Safe Harbor. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate. $XXXX - $XXXX = $XXXX / $XXXX = XXXX%	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		UT	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17425895	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of X.XXXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $721.46 or .17607%).	Points and Fees on subject loan of X.XXXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX				Reviewer Comment (2024-08-14): undiscounted rate price provided, exception cleared Seller Comment (2024-08-09): CT XX/XX/XX: See attached passing QM test with highlighted undiscounted rate, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be excluded from QM. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate. $XXXX - $XXXX = $XXXX / $XXXX = XXXX%	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17425895	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX and XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-21): Client elects to waive. Reviewer Comment (2024-08-14): Client to review, extension is in file	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2		B		B		B		B		B		UT	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15841728	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-533.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-08-07): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15841728	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Title - Abstract / Title Search Fee was last disclosed as $0.00 on Initial closing disclosure but disclosed as $100.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include$100.00 a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-08-07): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19806581	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXX.XX exceeds tolerance of $11,730.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXX.XX exceeds tolerance of $11,730.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-08-23): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15213965	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-21): Client elects to waive. Reviewer Comment (2024-08-19): Extension in file, client to review Seller Comment (2024-08-19): XX/XX/XX TM: XXXXX B1-1-03 allows the XXXXX extension forms (4868, 7004, and NROR) to be provided along with XXXXX returns if the borrower has not filed their XXXXX taxes yet. The file closed within the allowable timeframe and XXXXX would not be required yet with the extensions provided.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15213965	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-21): Client elects to waive. Reviewer Comment (2024-08-19): Extension in file, client to review Seller Comment (2024-08-19): XX/XX/XX TM: XXXXX B1-1-03 allows the XXXXX extension forms (4868, 7004, and NROR) to be provided along with XXXXX returns if the borrower has not filed their XXXXX taxes yet. The file closed within the allowable timeframe and XXXXX would not be required yet with the extensions provided.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15213965	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXX exceeds tolerance of $18,480.00. Sufficient or excess cure was provided to the borrower at Closing.	0% tolerance was exceeded. Cure is already provided at closing, please override this exception.				Reviewer Comment (2024-08-09): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15213965	XXXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-28): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15213965	XXXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of ___ is greater than Guideline maximum loan amount of ___.	Note loan amount of $XXXXX is greater than Guideline maximum loan amount of $3,000,000.00.
Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-08-20): Client elects to waive. Comp factors: XXXX FICO, XXXX% DTI & $XXXXmm in reserves Reviewer Comment (2024-08-19): Lender exception in file, client to review. Seller Comment (2024-08-19): XX/XX/XX TM: Exception was granted by XXXXX. Please see attached email chain.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18830233	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12171499	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12171499	XXXXX			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	File is missing evidence of the date the Rate was set,					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12171499	XXXXX			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		File is missing evidence of the date the Rate was set,				Reviewer Comment (2024-08-26): Rate Lock Confirmation received and associated. Exception is cleared. Seller Comment (2024-08-26): See attached, Thank you!	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15498572	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.						XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12475589	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-08-13): Compliance report shows as Higher Priced QM even though locked as QM. Exception cleared. Seller Comment (2024-08-09): We would like to restate the designation as higher priced QM presumption of compliance. Please clear condition.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		IL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12475589	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether Homeowners Insurance is included in escrow.	Final Closing Disclosure provided incorrectly disclosed whether home owners insurance are not included in escrow. However , the PCCD shows mistake was corrected				Reviewer Comment (2024-08-08): Corrected CD XX/XX/XX cured prior to reporting. Seller Comment (2024-08-07): Please review and waive cond. The PCCD and the initial escrow account statement shows the initial deposit is $2546.20. The monthly insurance and tax amount are correct at $XXXXX for the insurance and $XXXXX for the tax. Over 1 year $15,277.20. No discrepancy found. Thank you! Seller Comment (2024-08-07): TRID items	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12475589	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether property taxes are included in escrow.	Final Closing Disclosure provided incorrectly disclosed whether property taxes are not included in escrow. However , the PCCD showsmistake was corrected				Reviewer Comment (2024-08-08): Corrected CD XX/XX/XX cured prior to reporting. Seller Comment (2024-08-07): Please review and waive cond. The PCCD and the initial escrow account statement shows the initial deposit is $XXXX. The monthly insurance and tax amount are correct at $XXXXX for the insurance and $XXXXX for the tax. Over 1 year $XXXX No discrepancy found. Thank you! Seller Comment (2024-08-07): TRID items	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12475589	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.	Final Closing Disclosure provided on XX/XX/XX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. This was corrected on the PCCD.				Reviewer Comment (2024-08-08): Corrected CD XX/XX/XX cured prior to reporting. Seller Comment (2024-08-07): Please review and waive cond. The PCCD and the initial escrow account statement shows the initial deposit is $XXXX. The monthly insurance and tax amount are correct at $XXXXX for the insurance and $XXXXX for the tax. Over 1 year $XXXX. No discrepancy found. Thank you! Seller Comment (2024-08-07): TRID items	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14414229	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.
Reviewer Comment (2024-08-21): Higher Priced QM (APOR) is allowed, designation switched, exception cleared.

Reviewer Comment (2024-08-21): The Loan Designation would have to be re-stated to Higher Priced QM (APOR).

Seller Comment (2024-08-16): Please let us know what document is needed to cure this exception? Thank you!

Reviewer Comment (2024-08-16): This exception is still present because the loan was submitted as Safe Harbor QM, but compliance testing shows it to be Higher Priced  QM.

Seller Comment (2024-08-16): "This exception will be cleared once all ATR specific exceptions have been cured/cleared."-  all other Exceptions are cleared.

Seller Comment (2024-08-13): please clarify what document(s) is needed to cure
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14414229	XXXXX			Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	XXXXX Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the XXXXX T-42 endorsement or the T-42.1 endorsement. (The loan is a XXXXX Section 50 (a)(6) home equity loan.)	Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the XXXXX T-42 endorsement or the T-42.1 endorsement.				Reviewer Comment (2024-08-14): Client elects to waive. Seller Comment (2024-08-13): see Final CD- XXXX/ page XXXX- "Loan Costs"> "Services Borrower did Shop For" > Line 13 "Title XXXXX- T-42"- borrower paid for T-42 endorsement $XXXX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15738924	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Based on the application date more recent tax returns could have been available. A XXXXX personal and business extension was provided.				Reviewer Comment (2024-08-21): Client elects to waive. Seller Comment (2024-08-19): XX/XX/XX TT: Per XXXXX b1-1-03, the XXXXX returns are acceptable to use, as long as the extensions were documented and NROR transcripts are received, showing that the XXXXX tax returns have not been filed yet. Providing extension documents as well as NROR transcripts for XXXXX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15738924	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Based on the application date more recent tax returns could have been available. A XXXXX personal and business extension was provided.				Reviewer Comment (2024-08-21): Client elects to waive. Seller Comment (2024-08-19): XX/XX/XX TT: Per XXXXX b1-1-03, the XXXXX returns are acceptable to use, as long as the extensions were documented and NROR transcripts are received, showing that the XXXXX tax returns have not been filed yet. Providing extension documents as well as NROR transcripts for XXXXX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14904511	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-28): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17362037	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12741743	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XX.XX exceeds tolerance of $72.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XX.XX exceeds tolerance of $72.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-08-27): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11967648	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.
Reviewer Comment (2024-09-03): receipt date appears to be acceptable, and matches issue date.

Seller Comment (2024-08-29): Please see the Attached Loan Application, Loan Estimate, Electronic Delivery Consent, Trid Worksheet, and XXXXX eSign Certificate

Reviewer Comment (2024-08-27): XXXXX received updated E-sign certificated and date of consented by borrower on XX/XX/XX. Also, the initial LE in the transaction is dated XX/XX/XX and was signed by the borrower.  All applications in loan file indicate an application date on XX/XX/XX (LO signed) after initial LE provided. Please provide copy of initial application on or prior to the initial LE for testing.

Seller Comment (2024-08-23): Please see the Attached Electronic Delivery Consent, Trid Worksheet, and XXXXX eSign Certificate
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12079002	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Second Appraisal Fee was last disclosed as $0.00 on LE but disclosed as $XXXX.XX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $1,025.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-08-23): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14521422	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.				Reviewer Comment (2024-08-27): Undiscounted rate and undiscounted rate price provided, exception cleared Seller Comment (2024-08-26): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14521422	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of 3.68419% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXXXX or .68419%).	Points and Fees on subject loan of X.XXXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXXXX or .68419%).				Reviewer Comment (2024-08-27): Undiscounted rate and undiscounted rate price provided, exception cleared Seller Comment (2024-08-26): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14521422	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX.XX exceeds tolerance of $5,231.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-08-21): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15348142	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-28): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15348142	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14917621	XXXXX			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		Secondary Valuation is missing				Reviewer Comment (2024-06-26): Received CDA. Exception Cleared Buyer Comment (2024-06-24): CDA	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	D	A	D	A	D	A	D	A	D	A		MD	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14917621	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	XXXXX YTD Balance Sheet missing for borrower (XXXXX)				Reviewer Comment (2024-07-08): YTD Balance sheet received for Sch-C Business. Exception Cleared Buyer Comment (2024-07-03): P&L and Balance sheet	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14917621	XXXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		P&L not signed and dated for Borrower.				Reviewer Comment (2024-06-24): Signed P&L received. Exception Cleared Buyer Comment (2024-06-20): Profit and loss	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14917621	XXXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXXX is Missing the XX/XX/XX payment.				Reviewer Comment (2024-07-08): Received Bank statement shows XX/XX/XX payment. Exception cleared Buyer Comment (2024-07-03): Payment Reviewer Comment (2024-06-24): Received statement and HOA verification, require Housing payment verification for month of XX/XX/XX for property XXXXX. Exception Remains Buyer Comment (2024-06-20): Mortgage statement	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14236001	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	XXXXX: REO Insurance Documents is missing in file				Reviewer Comment (2024-07-17): there is no insurance require on this property as it's Land only property. Exception Cleared. Buyer Comment (2024-07-16): There is no insurance on this XXXX land, it is only a XXXX valued at $XXXX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14236001	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The XXXXX: REO Tax Documents is missing in file				Reviewer Comment (2024-07-17): Property Report document associated in XXXXX. As per document Property Tax document is not required. Exception Cleared. Buyer Comment (2024-07-16): no property tax in XXXXX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14236001	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	This EV2 citing is for informational purposes only due to XXXXX returns are on extension.				Reviewer Comment (2024-07-17): Client elects to waive. Reviewer Comment (2024-07-17): Require recent self employed XXXXX Tax Returns to clear this exception. Exception Remains. Buyer Comment (2024-07-16): please clear/remove informational condition or provide guidance on any action needed	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14236001	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	This EV2 citing is for informational purposes only due to XXXXX returns are on extension.				Reviewer Comment (2024-07-17): Client elects to waive. Reviewer Comment (2024-07-17): Require recent self employed XXXXX Tax Returns to clear this exception. Exception Remains. Buyer Comment (2024-07-16): please clear/remove informational condition or provide guidance on any action needed	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17842135	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-09-04): Client elects to waive. Seller Comment (2024-09-04): XX/XX/XX KT Hi Team, based on the extensions in the file for the returns, the most recent returns were provided(XXXXX). Thank you! Reviewer Comment (2024-08-30): Extension in file, client to review	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17842135	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.					Reviewer Comment (2024-09-26): Client elects to waive Seller Comment (2024-09-20): XX/XX/XX TT: XXXXX allows for the most recent filed returns to be used to calculate the borrowers income as long as the applicable extension documents are received and NROR tax transcripts for the most recent year are received as well per XXXXX b1-1-03. Providing tax extension documents as well as transcripts showing NROR for XXXXX Reviewer Comment (2024-09-17): : Extension in file, client to review	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2		B		B		B		B		B		MD	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17842135	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.					Reviewer Comment (2024-09-26): Client elects to waive Seller Comment (2024-09-20): XX/XX/XX TT: XXXXX allows for the most recent filed returns to be used to calculate the borrowers income as long as the applicable extension documents are received and NROR tax transcripts for the most recent year are received as well per XXXXX b1-1-03. Providing tax extension documents as well as transcripts showing NROR for XXXXX Reviewer Comment (2024-09-17): : Extension in file, client to review	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2		B		B		B		B		B		MD	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12596935	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	override					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12596935	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18600340	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-28): .	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18600340	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18600340	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Updated per document					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13667115	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Recent 1120-S or K-1 or XXXXX business tax return extension is not provided.				Reviewer Comment (2024-08-08): Exception Cleared, XXXXX XXXXX Tax Extension for Business is received on XX/XX/XX. Buyer Comment (2024-08-07): Please see Page XXXXX and XXXXX. XXXXX 7004 was submitted to the IRS on XX/XX/XX which matches date at top of XXXXX (MBC XX/XX/XX at XXXX). Reviewer Comment (2024-08-06): Unable to verify the date in the provided document. Exception remains. Buyer Comment (2024-08-06): 7004 Tax Extension	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13667115	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan Designation failure due to missing the XXXXX business tax return extension				Reviewer Comment (2024-08-08): Exception Cleared, 7004 XXXXX Tax Extension for Business is received on XX/XX/XX. Buyer Comment (2024-08-06): 7004 Tax Extension uploaded for review XX/XX/XX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		WI	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13667115	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	QM income documentation failure due to missing most recent tax returns.				Reviewer Comment (2024-08-08): Exception Cleared, 7004 XXXXX Tax Extension for Business is received on XX/XX/XX. Buyer Comment (2024-08-06): 7004 Tax Extension uploaded for review XX/XX/XX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13667115	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Personal and business tax returns are not the most recent. File is missing the XXXXX business tax return extension.				Reviewer Comment (2024-08-08): Exception Cleared, 7004 XXXXX Tax Extension for Business is received on XX/XX/XX. Buyer Comment (2024-08-06): 7004 Tax Extension uploaded for review XX/XX/XX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	B	A	B	A	B	A	B	A		WI	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13667115	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Due to tax return not being most recent.				Reviewer Comment (2024-08-08): Exception Cleared, 7004 XXXXX Tax Extension for Business is received on XX/XX/XX. Buyer Comment (2024-08-06): 7004 Tax Extension uploaded for review XX/XX/XX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13667115	XXXXX			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XXXXX% or Final Disclosure APR of X.XXXXX% is equal to or greater than the threshold of APOR 6.86% + 1.5%, or 8.36000%. Non-Compliant Higher Priced Mortgage Loan.	File is missing 3 preliminary appraisals and evidence of borrowers receipt of the updated appraisal.				Reviewer Comment (2024-07-30): Final Appraisal delivery receipt received. - Exception Cleared. Buyer Comment (2024-07-29): Final Appraisal Delivery Reviewer Comment (2024-07-29): Exception remains, Missing Appraisal delivery receipt for Final Appraisal report date is XX/XX/XX. Buyer Comment (2024-07-26): All appraisals/deliveries uploaded. Please waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13667115	XXXXX			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	File is missing 3 preliminary appraisals and evidence of borrowers receipt of the updated appraisal.				Reviewer Comment (2024-07-30): Final Appraisal delivery receipt received. - Exception Cleared. Buyer Comment (2024-07-29): Please see Final Appraisal Delivery uploaded XX/XX/XX. Reviewer Comment (2024-07-29): Exception remains, Missing Appraisal delivery receipt for Final Appraisal report date is XX/XX/XX. Buyer Comment (2024-07-26): All appraisals/deliveries uploaded. Please waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13667115	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing a current mortgage statement for this property to verify payment is PITI.
Reviewer Comment (2024-07-30): Updated 1003 is matching with the First Payment Letter  - Exception Cleared.

Buyer Comment (2024-07-29): Additional Revised 1003 matching liability amount to first payment letter.

Reviewer Comment (2024-07-29): Exception remains, First Payment Letter reflect PITI amount of $XXXX and updated 1003 reflects PITIA of $ XXXX which results difference amount of $XXXXX. Please provide documentation for difference amount of $XXXXX.

Buyer Comment (2024-07-26): Revised 1003.

Reviewer Comment (2024-07-25): First payment letter reflect PITI amount of $XXXX and final 1003 reflects the PITIA amount of $XXXX which give the difference of $XXXXX. Final 1003 reflects additional other payment of $ XXXX. Please provide documentation to support other payment of  $XXXXX and $XXXX or provide updated 1003. Exception remains.

Buyer Comment (2024-07-24): 1st Payment Letter
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13667115	XXXXX			Credit	Loan Package Documentation	Application / Processing	Property - Appraisal	Missing Valuation:		Based on the documentation provided, the preliminary appraisal that was delivered to borrower on XX/XX/XX is missing from the file, along with any other appraisals completed for the subject property, and evidence the borrower received a copy of all appraisals at least 3 business days prior to closing.				Reviewer Comment (2024-07-25): Preliminary appraisal dated XX/XX/XX received and updated. Exception cleared. Buyer Comment (2024-07-24): XX/XX/XX Appraisal (Delivered on borrower on XX/XX/XX).	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18309001	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation					Reviewer Comment (2024-07-30): XXXXX received CD dated XX/XX/XX Buyer Comment (2024-07-29): ICD	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18309001	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.
Reviewer Comment (2024-08-07): XXXXX received confirmation the XX/XX/XX CD was on separate transaction.

Buyer Comment (2024-08-06): Please review and waive condition. CD XX/XX/XX is for different Loan ID #. Thank you!

Reviewer Comment (2024-08-01): XXXXX received rebuttal that no CD issued XX/XX/XX.  However, loan file documents provided has Doc ID XXXX with XX/XX/XX CD signed by borrowers on XX/XX/XX & XX/XX/XX.  For record the initial LE is dated XX/XX/XX, doc ID XXXX.  XX/XX/XX LE then shows reflected disclosed, then the XX/XX/XX CD.

Buyer Comment (2024-08-01): Please review and waive condition with the uploaded disclosure tracking. No CD was disclosed on XX/XX/XX. Thank you!

Buyer Comment (2024-08-01): disclosure tracking

Reviewer Comment (2024-07-31): Exception results from XX/XX/XX LE provided after XX/XX/XX initial CD in file.

Buyer Comment (2024-07-29): ICD
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18309001	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $XXXX.XX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Insufficient cure amount provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-07-31): XXXXX Received Valid COC dated XX/XX/XX. Buyer Comment (2024-07-30): Please review and waive condition with CD, COC and proof. Thanks! Buyer Comment (2024-07-30): CD, COC and proof	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18309001	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX.XX exceeds tolerance of $125.00. Insufficient or no cure was provided to the borrower.	Insufficient cure amount provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-07-31): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-07-30): $XXXXcure done at closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18309001	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX.XX exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.				Reviewer Comment (2024-07-31): Sufficient Cure Provided At Closing	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		UT	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13873265	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Loan Estimate dated XX/XX/XX does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail.				Reviewer Comment (2024-08-07): XXXXX received proof of earlier electronic receipt Buyer Comment (2024-08-06): LE and LE reciept	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13873265	XXXXX			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Missing a Rate Lock Agreement signed by Borrower.				Reviewer Comment (2024-08-08): XXXXX Rate lock agreement provided and associated. Exception Cleared. Buyer Comment (2024-08-06): Lock	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	B	A	B	A	B	A	B	A		NC	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10431979	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $X.XX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $X.XX exceeds tolerance of $0.00. No cure was provided to the borrower.				Reviewer Comment (2024-08-14): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2024-08-12): PCCD, LOX, XXXXX & Cure Check	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10431979	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	The Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.				Reviewer Comment (2024-08-16): Loan is SHQM(APOR)	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		IL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10431979	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - K-1 Less Than 25 Percent	General QM: Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.
Reviewer Comment (2024-08-16): File contains sufficient documentation for this income/loss. Condition cleared.

Buyer Comment (2024-08-13): Most Recent Tax Return (1040) on file for XXXXX (Doc ID XXXX) with XXXXX Extension (Doc ID XXXX). A CPA letter is not required to verify XXXX as the XXXX on file already verify this. Borrower owns less than 25% on 22/23 XXXX. Please waive.

Reviewer Comment (2024-08-12): The CPA letter verifying employment and/or the most recent signed and dated Tax return are required. Exception remains.

Buyer Comment (2024-08-09): XXXXX and XXXXX K1s for XXXXX on file (Doc ID XXXX and XXXX) showing ownership of 13.0178& (less than 25%). Please advise what is needed to cure this condition.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10431979	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - K-1 Less Than 25 Percent	General QM: Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.
Reviewer Comment (2024-08-16): File contains sufficient documentation for this income/loss. Condition cleared.

Buyer Comment (2024-08-13): Most Recent Tax Return (1040) on file for XXXXX (Doc ID XXXX) with XXXXX Extension (Doc ID 0147). A CPA letter is not required to verify XXXX as the XXXX on file already verify this. Borrower owns less than 25% on 22/23 XXXX. Please waive.

Reviewer Comment (2024-08-12): The CPA letter verifying employment and/or the most recent signed and dated Tax return are required. Exception remains.

Buyer Comment (2024-08-09): XXXXX and XXXXX K1s for XXXXX on file (Doc ID XXXX and XXXX) showing ownership of 0.32% (less than 25%). Please advise what is needed to cure this condition.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10431979	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.					Reviewer Comment (2024-08-12): Client elects to waive. Buyer Comment (2024-08-09): Business Tax Extension 7004 for XXXXX on file, Doc ID XXXX. Please Waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10431979	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.					Reviewer Comment (2024-08-12): Client elects to waive. Buyer Comment (2024-08-09): Business Tax Extension 7004 for XXXXX on file, Doc ID XXXX. Please Waive.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16085747	XXXXX			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-sign Consent Agreement is missing.				Reviewer Comment (2024-07-05): E-sign Consent Agreement received. Exception cleared Buyer Comment (2024-07-02): Econsent	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16085747	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Tax Verification, Insurance verification, HOA verification and document supporting Property located at XXXXX is missing in file.
Reviewer Comment (2024-08-13): AUS is within tolerance.

Reviewer Comment (2024-08-13): Received updated 1003, require updated AUS with Rental income of -$XXXX as still reflects -$XXXX. Exception Remains

Buyer Comment (2024-08-12): Per Lender: Attached is the revised 1003 reflecting TIA of $XXXX. The $XXXX was an error as there are no association dues for this property. Thank you!

Reviewer Comment (2024-08-07): PCCD received for subject property. Exception is for REO XXXXX  Final 1003 noted total TIA as $XXXX/monthly where as Tax verified $XXXX ($788.01/12) + Insurance Verified $XXXX ($XXXX/12) = $XXXX + XXXX, Require supporting document to verify remaining $XXXXpayment. Exception Remains

Buyer Comment (2024-08-03): PCD LOE CK Tracking

Reviewer Comment (2024-07-31): No HOA On the property, however Final 1003 noted total TIA as $XXXX/monthly where as Tax verified $XXXXX ($XXXXX/12) + Insurance Verified $XXXXX ($XXXXX/12) = $XXXX, Require supporting document to verify remaining $XXXX payment. Exception Remains

Buyer Comment (2024-07-29): Per Lender : It says right on the bottom of the report we gave them that it is a single family residence. They will need to give us the name of the HOA that they think the property is in and the source of their information. XXXXX also shows this as a single family residence

Buyer Comment (2024-07-29): See attached

Reviewer Comment (2024-07-19): Require HOA verification letter or HOA payment for REO "XXXXX". Exception remains. If no HOA payment then provide required updated 1003, 1008 & AUS report. Exception remains.

Buyer Comment (2024-07-17): Property history

Reviewer Comment (2024-07-12): Received Free and Clear document. Still need HOA document to verify $XXXX to get the Total PITIA at $XXXX
We have verified tax amount $XXXXX + Insurance $XXXXX + HOA $XXXXX (Not Verified). Property located at XXXX. Exception Remains.

Buyer Comment (2024-07-11): HOI reflects no mtgee for proof free & clear

Reviewer Comment (2024-07-10): Received Insurance and Tax documents for XXXXX. Still need a copy of HOA and Supporting Document i.e. Free and Clear. Exception Remains.

Buyer Comment (2024-07-08): Insurance, HOA
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16085747	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Testing based on bid tape which reflects Safe Harbor QM (APOR). Loan is Higher Priced QM (APOR). This XXXXX be waived.				Reviewer Comment (2024-08-13): Re-designated	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		PA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16085747	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX.XX exceeds tolerance of $695.00. Insufficient or no cure was provided to the borrower.	Appraisal fee was disclosed as $XXX.XX on Final LE and $795.00 on Final CD. File does not contain a valid COC for this fee, evidence of cure in file is $0.00.
Reviewer Comment (2024-08-05): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2024-08-02): LOE, refund check, PCCD and shipping label

Reviewer Comment (2024-07-29): XXXXX received updated COC dated XX/XX/XX for increase in fee due to rent schedule. However, the reason provided is not sufficient as to when the lender became aware of the change as initial 1003 shows the borrower living on rent. Please provide additional information as to when lender became aware of the change.

Buyer Comment (2024-07-25): See attached re: rent schedule needed

Reviewer Comment (2024-07-08): XXXXX received COC dated XX/XX/XX, however appraisal was completed "as is ". Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.

Buyer Comment (2024-07-03): COC
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		PA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16085747	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Can be waived. XXXXX accepts HPQM.				Buyer Comment (2024-08-13): XXXXX accepts HPQM.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2		A		B		B		B		A		PA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13329241	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.				Reviewer Comment (2024-08-12): Acknowledgement provided. Buyer Comment (2024-08-12): Appraisal acknowledgment	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13329241	XXXXX			Compliance	Compliance	Federal Compliance	TILA	Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application	Truth in Lending Act (NMLSR Dodd- Frank XXXXX): Individual Loan Originator not NMLS licensed or registered at time of application.	License is active XX/XX/XX.				Reviewer Comment (2024-08-12): Lender provided LO documentation. Buyer Comment (2024-08-12): Lender response	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13329241	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing				Reviewer Comment (2024-08-21): XXXXX transcripts for all borrowers were provided. Buyer Comment (2024-08-21): Please advise why this was not cleared? XXXXX transcripts were provided for all 3 borrowers therefore extension shouldn't be needed. Reviewer Comment (2024-08-15): Received Tax Return Extension (1040) XXXXX for the borrower XXXXX and XXXXX. Still for Tax Return Extension (1040) XXXXX. Exception Remains. Buyer Comment (2024-08-14): XXXXX Transcripts Buyer Comment (2024-08-14): WE transcripts XXXXX Buyer Comment (2024-08-14): XXXXX extension	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11503800	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-08-05): Delivery provided. Buyer Comment (2024-08-02): Waiver and acknowledgement of receipt	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	B	A	B	A	B	A	B	A		VA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11503800	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan was tested using bid tape designation of Safe Harbor QM (APOR). Loan XXXXX be re-designated Higher Priced QM (APOR) and upon request.				Reviewer Comment (2024-08-07): Re-designated. Buyer Comment (2024-08-06): Compliance Report in file confirms HPQM. Please re-designate to HPQM.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		VA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11503800	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Compliance report reflects HPQM.				Buyer Comment (2024-08-07): Acknowledged non material EV2	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2		A		B		B		B		A		VA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18830129	XXXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Vesting in tenants in common not permitted.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	59 vs 3	SitusAMC,Aggregator	Reviewer Comment (2024-07-16): Investor approved to waive with compensating factors. Buyer Comment (2024-07-15): Loan is moving to XXXXX due the the vesting. Exception approved by XXXXX.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18830129	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	V11 guides, missing income analysis for both borrowers income streams.				Reviewer Comment (2024-06-19): 1008 with the income calculation received. Exception Cleared Buyer Comment (2024-06-17): Please See 1008 with the income calculation	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16549858	XXXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Tenants in Common vesting ineligible	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	11 vs 3	SitusAMC,Aggregator	Reviewer Comment (2024-08-14): Investor approved to waive with compensating factors.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16000631	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.				Reviewer Comment (2024-07-29): Acknowledgement provided. Buyer Comment (2024-07-29): Appraisal acknowledgement	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	B	A	B	A	B	A	B	A		UT	Primary	Refinance - Rate/Term		C	B	B	B	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16000631	XXXXX			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.					Reviewer Comment (2024-07-29): Permanent financing refinance of construction only loan exempt from rescission under Comment 1026.2(a)(24)-4-ii. Exception has been cleared. Buyer Comment (2024-07-25): Please review and cancel - N/A on Construction to Perm financing. See construction Note on D0386	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	B	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16000631	XXXXX			Property	Valuation	Valutation Issue	Valuation	Program guidelines require 2 appraisals on loan amounts greater than $XXXXX.		Program Guidelines requires 2nd appraisal on loan amounts greater than $XXXXX.
Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above XXXXX.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC
Reviewer Comment (2024-08-16): 2nd appraisal provided.

Reviewer Comment (2024-08-15): XXXXX will not accept a post close appraisal. XXXXX has already given an exception for the post close appraisal and loan will be flipped.

Buyer Comment (2024-08-15): Please see attached exception from XXXXX.

Buyer Comment (2024-08-13): post closing 2nd appraisal

Reviewer Comment (2024-07-25): Exception re-set for 2nd appraisal requirement. Loan amount exceeds $2,000,000. Exception remains.

Buyer Comment (2024-07-23): Please correct the condition to read > $2,000,000. Do not remove the condition

Buyer Comment (2024-07-23): Two appraisals are required for loan amounts greater than $XXXX, not $XXXXX.  Please remove this condition.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term		C	B	B	B	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16000631	XXXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Second appraisal was dated post closing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		SitusAMC	Reviewer Comment (2024-08-16): Investor approved exception to allow post closing waive with compensating factors.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Refinance - Rate/Term		C	B	B	B	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12111760	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation					Reviewer Comment (2024-07-16): XXXXX received updated CD dated XX/XX/XX and the Interim CD within that timing requirement. Buyer Comment (2024-07-15): Initial and interim CDs	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Purchase	TRID timing exception, no remediation available.	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12111760	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $XXX.XX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Collateral Desktop Analysis was disclosed as $X.XX on Final LE and $XXX.XX in Final CD. COC in file but no evidence of cure in file.
Reviewer Comment (2024-07-29): XXXXX received PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2024-07-26): Refund check and shipping label

Reviewer Comment (2024-07-26): XXXXX received corrected PCCD and LOE. However, Copy of refund check and Proof of mailing to borrower was not located in trailing documents. Proof of mailing and Copy of refund check is required to borrower to complete remediation.

Buyer Comment (2024-07-25): LOE and PCCD

Reviewer Comment (2024-07-18): XXXXX received rebuttal, however fee should have been added within 3 days of SSR report. Cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-07-17): Per Lender: Please refer back to the CDA date which is XX/XX/XX. In addition, the invoice date was XX/XX/XX

Reviewer Comment (2024-07-16): XXXXX received updated CD's and COC dated 0XX/XX/XX. but the Appraisal review fee was not added until XX/XX/XX. This is outside of the required three-day timeline for notification of borrower. Please provide documentation of timeline for review or, provide cure.

Buyer Comment (2024-07-15): COC
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		OH	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12111760	XXXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Memorandum of Trust provided is not signed. Also, only 2 pages of the Trust Agreement were provided. Please provide the complete Trust Agreement.				Reviewer Comment (2024-07-19): received trust agreement. exception cleared Buyer Comment (2024-07-18): Trust Doc	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	D	A		OH	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12111760	XXXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraisal reflects zoning of Farm Residential	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Investor approved to waive with compensating factors.	SitusAMC,Aggregator	Reviewer Comment (2024-08-09): Investor request to waive with compensating factors. Buyer Comment (2024-08-09): XXXXX accepts as long as appraisal meets XXXXX. Reviewed appraisal and meets XXXXX guideline.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		OH	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12396952	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-08-15): cleared Buyer Comment (2024-08-15): Please re-review	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12396952	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-07-29): Received Borrower acknowledgment. exception cleared. Reviewer Comment (2024-07-29): Erroneously cleared Reviewer Comment (2024-07-29): Received Borrower Acknowledgement. cleared Buyer Comment (2024-07-25): Appraisal acknowledgment of receipt	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12396952	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $XXX.XX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Survey Fee was disclosed as $0.00 on Final LE and $300.00 on Final CD. Missing COC and Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-08-14): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2024-08-13): Updated tracking Reviewer Comment (2024-08-08): XXXXX received PCCD, LOE and Proof of Mailing and Copy of check. XXXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure. Buyer Comment (2024-08-07): LOE, refund check, PCCD and shipping label	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12396952	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	-	The verification of employment is not within 10 business days of the Note. Borrower XXXXX and Employer-XXXXX. FMLA Paperwork was provided.
Reviewer Comment (2024-07-26): Verification of employment Received with in 10 days from closing which confirm borrower is on FMLA. Exception Cleared

Buyer Comment (2024-07-24): Please review the following exception. There is a processor's cert dated XX/XX/XX on page XX of AMC docs that reflects the processor spoke with HR and they verified the borrower is on FMLA and to refer to the XXXXX FMLA paperwork which indicates XXXX return-to-work date and HR also verified upon XXXX return XXXX income will remain the same. There is also LOE from the borrower confirming XXXX would return to work on XX/XX/XX. Can you please cancel this exception with the Note date being XX/XX/XX?
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12396952	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	The verification of employment is not within 10 business days of the Note. Borrower XXXXX and Employer-XXXXX. FMLA Paperwork was provided.
Reviewer Comment (2024-07-26): Verification of employment Received with in 10 days from closing which confirm borrower is on FMLA. Exception Cleared

Buyer Comment (2024-07-24): Please review the following exception. There is a processor's cert dated XX/XX/XX on page XX of AMC docs that reflects the processor spoke with HR and they verified the borrower is on FMLA and to refer to the XXXXX FMLA paperwork which indicates XXXX return-to-work date and HR also verified upon XXXX return his income will remain the same. There is also LOE from the borrower confirming XXXX would return to work on XX/XX/XX. Can you please cancel this exception with the Note date being XX/XX/XX?
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12396952	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-08-15): Cleared Buyer Comment (2024-08-15): Please re-review	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12396952	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	HPQM allowed for XXXXX.				Buyer Comment (2024-08-15): Acknowledged non material EV2	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2		A		B		B		B		A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12396952	XXXXX			Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		Client request to re-open due to new info received. New insurance and PCCD for testing.				Reviewer Comment (2024-08-26): Received updated HOI, AUS/1008/1003 & PCCD. Exception cleared Buyer Comment (2024-08-22): please see attached. Buyer Comment (2024-08-22): please see attached	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15679389	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation testing as Higher Priced QM (APOR). This XXXXX be accepted and downgraded.				Reviewer Comment (2024-08-22): Loan re-designated to HPQM. Buyer Comment (2024-08-22): Please re-designate loan to HPQM. Reviewer Comment (2024-08-21): EV3 waived in error by client, loan to be re-designated Higher Priced QM (APOR). Buyer Comment (2024-08-09): Downgraded Reviewer Comment (2024-08-09): Loan designation testing as Higher Priced QM (APOR). This XXXXX be accepted and downgraded. Exception Remains Buyer Comment (2024-08-07): Please review	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15679389	XXXXX			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Require replacement cost estimator to cover hazard insurance shortfall, or increase hazard coverage amount.				Reviewer Comment (2024-07-19): Received insurer confirmation Coverage was made to XXXXX. Exception Cleared Buyer Comment (2024-07-17): Lender's comment: Per UW - please see letter from insurance agent in the file with HOI. XXXXX does not permit for a replacement cost estimator, but they insure for 100% of the estimated replacement cost.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15679389	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Require Written Verification of Employment to verify bonus income used to qualify.
Reviewer Comment (2024-08-09): Received updated 1008, 1003 and  AUS without using Bonus income. Exception Cleared

Buyer Comment (2024-08-08): 1008

Reviewer Comment (2024-08-07): received updated 1003 without bonus income , still missing updated 1008 without Bonus income. Exception Remains

Buyer Comment (2024-08-05): 1003

Reviewer Comment (2024-07-26): Received AUS without Bonus income require Updated 1003 and 1008 without Bonus income to matched with AUS.

Buyer Comment (2024-07-25): corrected AUS LP #4 with bonus removed

Reviewer Comment (2024-07-23): AUS provided on XX/XX/XX and XX/XX/XX shows Total income of $XXXX (i.e. Base $16,014+ Bonus $XXXX). Lender Includes Success bonus from XXXXX and average out for 2 years for qualification. Require Confirmation that borrower still gonna earn "Success Bonus " in future years as well. Exception Remains

Buyer Comment (2024-07-22): the AUS uploaded XX/XX/XX- the UW removed the bonus income

Reviewer Comment (2024-07-19): Provide Confirmation of  XXXXX will be Continued for XXXXX and future years  as Lender used 2 year average XXXXX Bonus paid of $XXXX.  Exception Remains

Buyer Comment (2024-07-17): Uploaded AUS updated in Misc.
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15679389	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan re-designated to HPQM, this is an EV2 and XXXXX now be downgraded.				Buyer Comment (2024-08-22): Loan re-designated to HPQM	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2		A		B		B		B		A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15679389	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		New exception as a result of recent hurricane XXXXX. Provide PDI.				Reviewer Comment (2024-09-03): PDI provided. Buyer Comment (2024-08-30): PDI	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1		A		A		A		A		A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15921989	XXXXX			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.						Reviewer Comment (2024-08-13): Verification of Rent/ Mortgage is not required. Borrower is first time home buyer and rent payment history verification is not needed. Exception Cleared. Buyer Comment (2024-08-12): Per AUS on file, Rental Verification not needed for qualification.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15921989	XXXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.
Reviewer Comment (2024-08-27): Acknowledged.

Reviewer Comment (2024-08-23): To allow the use of restricted stock accounts, statements for 2 months for the borrower's restricted stock accounts would be needed. In addition, the restricted stock agreement. The documentation provided does not indicate a name on the vesting schedule.

Buyer Comment (2024-08-22): The vesting schedule was validated and received on XX/XX/XX and additional 1409 shares that also vested on XX/XX/XX.  The funds were disbursed XX/XX/XX.  Please clear condition.

Reviewer Comment (2024-08-21): The Provided statement XXXX reflects that the amount of $XXXX has been deposited post note dated and cannot be considered. We need proof of the deposits before the closing date. Exception remains.

Buyer Comment (2024-08-20): Distributed RSU's explanation and supporting documents

Reviewer Comment (2024-08-16): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XX PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $730,987.51 is less than Cash From Borrower $XXXX.

Reviewer Comment (2024-08-16): Reviewed all trailing documents and original assets statements. There is insufficient documentation for the XXXXX Restricted Stock assets. File is missing 2 current statements, vesting schedule and agreement

Buyer Comment (2024-08-15): Complete vesting schedule

Reviewer Comment (2024-08-14): Provided RSU report is incomplete , Provide complete report . Exception remains

Buyer Comment (2024-08-13): Additional assets - vested RSU's
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15921989	XXXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Secondary Appraisal Doc ID 0008 Appraisal effective date is XX/XX/XX But Appraisal report date is XX/XX/XX				Reviewer Comment (2024-08-15): Secondary Appraisal report received. - Exception Cleared. Buyer Comment (2024-08-14): Revised Appraisal w/ Corrected Date	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15921989	XXXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated assets are not sufficient to cover 6 months reserves.
Reviewer Comment (2024-08-27): Received required documentation. Condition cleared.

Reviewer Comment (2024-08-23): To allow the use of restricted stock accounts, statements for 2 months for the borrower's restricted stock accounts would be needed. In addition, the restricted stock agreement. The documentation provided does not indicate a name on the vesting schedule.

Buyer Comment (2024-08-22): The vesting schedule was validated and received on XX/XX/XX and additional 1409 shares that also vested on XX/XX/XX.  The funds were disbursed XX/XX/XX.  Please clear condition.

Reviewer Comment (2024-08-21): The Provided statement D0244 reflects that the amount of $XXXX has been deposited post note dated and cannot be considered. We need proof of the deposits before the closing date. Exception remains.

Buyer Comment (2024-08-20): Distributed RSU's explanation and supporting documents

Reviewer Comment (2024-08-14): Provided RSU report is incomplete , Provide complete report . Exception remains

Buyer Comment (2024-08-13): Additional assets - vested RSU's
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15921989	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan Designation discrepancy due to insufficient verified assets.
Reviewer Comment (2024-08-27): Received required documentation. Condition cleared.

Reviewer Comment (2024-08-23): To allow the use of restricted stock accounts, statements for 2 months for the borrower's restricted stock accounts would be needed. In addition, the restricted stock agreement. The documentation provided does not indicate a name on the vesting schedule.

Buyer Comment (2024-08-20): Distributed RSU's explanation and supporting documents

Reviewer Comment (2024-08-16): Reviewed all trailing documents and original assets statements. There is insufficient documentation for the XXXXX Restricted Stock assets. File is missing 2 current statements, vesting schedule and agreement

Buyer Comment (2024-08-13): Additional assets - vested RSU's
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15921989	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	QM failure is due to insufficient verified assets.
Reviewer Comment (2024-08-27): Received required documentation. Condition cleared.

Reviewer Comment (2024-08-23): To allow the use of restricted stock accounts, statements for 2 months for the borrower's restricted stock accounts would be needed. In addition, the restricted stock agreement. The documentation provided does not indicate a name on the vesting schedule.

Buyer Comment (2024-08-20): Distributed RSU's explanation and supporting documents

Reviewer Comment (2024-08-16): Reviewed all trailing documents and original assets statements. There is insufficient documentation for the XXXXX Restricted Stock assets. File is missing 2 current statements, vesting schedule and agreement

Buyer Comment (2024-08-15): Complete vesting schedule

Buyer Comment (2024-08-13): Additional assets - vested RSU's
																			XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12998358	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.					Reviewer Comment (2024-08-26): Client elects to waive. Buyer Comment (2024-08-26): Please waive as not required as the XXXXX extension was included in the original submission	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12998358	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Failure due to the primary borrowers XXXXX 1120's are not signed/dated.				Reviewer Comment (2024-08-27): Exception cleared; guidelines allow 4506-C in lieu of Tax returns Signatures. Buyer Comment (2024-08-26): Please waive as not required as agency guides allow for signed 4506-C in lieu of signatures: Each tax return must be signed by the borrower unless the lender has obtained one of the following signature alternatives: documentation confirming that the tax returns were filed electronically, a completed IRS Form 4506-C (signed by the borrower) for the year in question, or IRS transcripts that validate the tax return.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12998358	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - S-Corp	General QM: Unable to verify S-Corp income using reasonably reliable third-party records.	Failure due to the primary borrowers XXXXX 1120's are not signed/dated.				Reviewer Comment (2024-08-27): Exception cleared; guidelines allow 4506-C in lieu of Tax returns Signatures. Buyer Comment (2024-08-26): Please waive as not required as agency guides allow for signed 4506-C in lieu of signatures: Each tax return must be signed by the borrower unless the lender has obtained one of the following signature alternatives: documentation confirming that the tax returns were filed electronically, a completed IRS Form 4506-C (signed by the borrower) for the year in question, or IRS transcripts that validate the tax return.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17635265	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	-	Section 5: Declaration Point - A selected as Yes, as property is Second Home. Co-Borrower				Reviewer Comment (2024-08-22): Received updated 1003. exception cleared Buyer Comment (2024-08-20): Corrected for coborrower occupancy	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17635265	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The required XXXXX extensions are in file. This is an EV2 informational and XXXXX be waived.				Buyer Comment (2024-08-15): Extension for XXXXX is in file	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17635265	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The required XXXXX extensions are in file. This is an EV2 informational and XXXXX be waived.				Buyer Comment (2024-08-15): XXXXX Extension for XXXXX is in file	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17635265	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The required XXXXX extensions are in file. This is an EV2 informational and XXXXX be waived.				Buyer Comment (2024-08-15): XXXXX Extension for XXXXX is in file	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17635265	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The required XXXXX extensions are in file. This is an EV2 informational and XXXXX be waived.				Buyer Comment (2024-08-15): XXXXX Extension is in file for XXXXX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17635265	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The required XXXXX extensions are in file. This is an EV2 informational and XXXXX be waived.				Buyer Comment (2024-08-15): XXXXX Extension for XXXXX is in file	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17635265	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The required XXXXX extensions are in file. This is an EV2 informational and XXXXX be waived.				Buyer Comment (2024-08-15): XXXXX Extension for XXXXX is in file	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17635265	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The required XXXXX extensions are in file. This is an EV2 informational and XXXXX be waived.				Buyer Comment (2024-08-15): XXXXX Extension is in file	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17635265	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The required XXXXX extensions are in file. This is an EV2 informational and XXXXX be waived.				Buyer Comment (2024-08-15): XXXXX Extension for XXXXX is in filw	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17635265	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation is testing as f Higher Priced QM (APOR).. Loan XXXXX be re-designated to f Higher Priced QM (APOR).				Reviewer Comment (2024-08-27): Acceptable under conforming. Buyer Comment (2024-08-27): Please clear and redesignate as HPQM which is acceptable under conforming program.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	B	A	C	A	B	A	C	A	B	A		AZ	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17635265	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Insurance Verification and Tax Verification is missing.				Reviewer Comment (2024-08-27): Mortgage statement received for XXXXX. Exception Cleared Buyer Comment (2024-08-23): Mortgage Statement Reviewer Comment (2024-08-19): Received Mortgage statement for the REO property address XXXXX. Still Need a copy of Mortgage Statement for XXXXX. Exception Remains Buyer Comment (2024-08-15): The mortgage statement reflects taxes and insurance escrowed. Doc in file XXXX. Please clear.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17635265	XXXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		On Final 1003 Other Income in reflecting in the amount $-1,591.25. Need supporting document to verify the negative other income/Loss. Provide the XXXXX K-1 or an extension for XXXXX.				Reviewer Comment (2024-08-23): Received explanation pertaining to $XXXX negative income. Exception Cleared Buyer Comment (2024-08-21): per Lender: See UW email. Borrower is only an investor of this business, with 1.62% ownership. Buyer Comment (2024-08-21): Other income removed, with supporting docs. See UW email with explanation.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17635265	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	HPQM is acceptable.				Buyer Comment (2024-08-27): Loan delivered as HPQM - Acknowledged as non-material.	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	2		A		B		B		B		A		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12186481	XXXXX			Compliance	Compliance	State Compliance	State Defect	XXXXX SB XXXXX	XXXXX Predatory Lending Database Program (SB XXXXX) - Certificate of Compliance or Exemption not attached to mortgage for recording.					Reviewer Comment (2024-08-28): XXXXX state of Certificate of compliance received. Exception cleared Buyer Comment (2024-08-26): XXXXX Certificate of Compliance	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXX	1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No